                                 SMITH BARNEY
                           MULTIPLE DISCIPLINE TRUST
            MULTIPLE DISCIPLINE PORTFOLIO--ALL CAP GROWTH AND VALUE
           MULTIPLE DISCIPLINE PORTFOLIO--LARGE CAP GROWTH AND VALUE
        MULTIPLE DISCIPLINE PORTFOLIO--GLOBAL ALL CAP GROWTH AND VALUE
       MULTIPLE DISCIPLINE PORTFOLIO--BALANCED ALL CAP GROWTH AND VALUE



                                  PROSPECTUS

                              SEPTEMBER 23, 2002

   Shares of each portfolio are offered only to insurance company separate accounts which fund certain annuity and variable life insurance contracts and to certain qualified pension and retirement plans.
   This prospectus should be read together with the prospectus for those contracts.

   The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

[LOGO] Smith Barney
       Mutual Funds

Your Serious Money. Professionally Managed./SM/

Contents

Smith Barney Multiple Discipline Trust consists of 8 separate investment portfolios, each with its own investment objective and policies. This prospectus relates to 4 of those portfolios. Each portfolio offers different levels of potential return and involves different levels of risk.

Multiple Discipline Portfolio--All Cap Growth and
  Value                                             2
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  Investments, risks and performance                2
------------------------------------------------------

Multiple Discipline Portfolio--Large Cap Growth
  and Value                                         4
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  Investments, risks and performance                4
------------------------------------------------------

Multiple Discipline Portfolio--Global All Cap
  Growth and Value                                  6
------------------------------------------------------
  Investments, risks and performance                6
------------------------------------------------------

Multiple Discipline Portfolio--Balanced All Cap
  Growth and Value                                  9
------------------------------------------------------
  Investments, risks and performance                9
------------------------------------------------------

More on the portfolios' investments                11
------------------------------------------------------

Management                                         12
------------------------------------------------------

Share Transactions                                 14
------------------------------------------------------

Dividends, Distributions, and Taxes                15
------------------------------------------------------

Share Price                                        16
------------------------------------------------------

 THE SMITH BARNEY MULTIPLE DISCIPLINE TRUST PROSPECTUS

Multiple Discipline Portfolio--All Cap Growth and Value

Investments, Risks and Performance

The Multiple Discipline Portfolio--All Cap Growth and Value is made up of an All Cap Growth segment and an All Cap Value segment (collectively the "All Cap Portfolio").

Investment objective

Long-term growth of capital.

Principal investment strategies

Key investments The All Cap Portfolio invests primarily in equity securities within all market capitalization ranges. The All Cap Growth segment seeks to combine the long-term growth potential of small- to medium-size company stocks with the relative stability of high-quality large company growth stocks. The All Cap Value segment seeks to structure high-quality portfolios by investing in large-, medium- and small-company stocks whose market prices are attractive in relation to their business fundamentals.

Both segments

Non-U.S. investments The All Cap Portfolio may include limited investments in American Depositary Receipts and ordinary shares of non-U.S. companies that trade in the U.S. markets. Its investments in securities of non-U.S. issuers may involve greater risk than investments in securities of U.S. issuers. Because the value of a depositary receipt is dependent upon the market price of an underlying non-U.S. security, depositary receipts are subject to most of the risks associated with investing in non-U.S. securities directly. Foreign countries generally have markets that are less liquid and more volatile than markets in the U.S. In some foreign countries, less information is available about non-U.S. issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses.

Selection process The All Cap Portfolio's strategy is to combine the efforts of two segment managers and to invest in the stock selections considered most attractive in the opinion of each segment manager. Each segment manager builds a portfolio of stocks which he believes will offer superior long-term capital growth potential. The target allocations are 50% to the All Cap Growth segment and 50% to the All Cap Value segment. The All Cap Portfolio is coordinated by a portfolio manager who purchases and sells securities for the portfolio on the basis of recommendations received from each segment's portfolio manager. The coordinating portfolio manager identifies and attempts to eliminate duplicate positions that occur as a result of different portfolio managers recommending the same security for their respective segments. Upon consultation with the segment managers, the coordinating manager may also (but is not required to) make adjustments if one or more segments becomes over- or under-weighted as a result of market appreciation or depreciation. Such adjustment will be made at the discretion of the coordinating manager and the segment managers. As a result of the elimination of duplicate positions, and the possibility of allocation adjustments, the performance of, and the tax attributes associated with, the All Cap Portfolio may differ from the performance of, and tax attributes associated with, each segment if it had been maintained as a separate portfolio.

In order to maintain approximately the target allocations of the All Cap Portfolio's assets among the two segment managers, the coordinating portfolio manager will:

.. Divide all daily cash inflows (purchases and reinvested distributions) and outflows (redemptions and expense items) among the two segment managers, as appropriate

.. Rebalance the allocation of Value and Growth segment securities in the All
  Cap Portfolio's portfolio promptly to the extent the percentage of the All Cap Portfolio's portfolio invested in either the Growth or Value segment's securities equals or exceeds 60% of the All Cap Portfolio's total assets invested in both Value and Growth segment securities

As a consequence of its efforts to maintain assets at targeted percentages, the coordinating portfolio manager will allocate assets and rebalance when necessary by (1) allocating cash inflow to portfolio segments that are below their targeted percentages, or (2) by selling securities in the portfolio segment that exceeds its targeted percentage with proceeds being reallocated to the portfolio segment that is below its targeted percentage. Reallocations may result in early recognition of taxable gains and in additional transaction costs to the extent the sales of securities as part of these reallocations result in higher portfolio turnover. In addition, if one segment manager buys a security during a time frame when the other segment manager sells it, the net position of the All Cap Portfolio in the security may be approximately the same as it would have been with a single segment manager and no such sale and purchase. The coordinating portfolio manager will consider these costs in determining the allocation and reallocation of assets. Where possible, in these instances, the coordinating portfolio manager will seek to avoid transaction costs.

 THE SMITH BARNEY MULTIPLE DISCIPLINE TRUST PROSPECTUS

All Cap Growth segment The All Cap Growth segment managers seek to identify the stocks of companies of all capitalizations that exhibit superior balance sheets, exceptional managements, and long-term consistent operating histories. The managers also consider stocks of companies with rapid earnings growth potential, unrecognized values, industry leadership and management teams that have a significant ownership stake in a company.

All Cap Value segment The All Cap Value segment manager applies a selection process that is based on fundamental security analysis and stresses a long-term value orientation. The manager seeks to invest in companies whose stock price the manager believes is undervalued relative to the long-term business fundamentals of the company. The manager favors companies that have strong balance sheets, but have stock prices that do not accurately reflect cash flows, tangible assets or management skills. Cyclical stocks and companies currently out of favor with analysts and investors are also emphasized. As part of the value orientation, the segment manager also emphasizes industry sectors perceived to be undervalued relative to the broad market.

The segment manager monitors portfolio holdings on both a technical and fundamental basis. The manager also tracks the buying and selling patterns of a company's insiders.

Principal risks of investing in the All Cap Portfolio

Investors could lose money on their investments in the All Cap Portfolio, or the All Cap Portfolio may not perform as well as other investments, if:

.. U.S. stock markets decline, or perform poorly relative to other types of investments

.. An adverse company specific event, such as an unfavorable earnings report, negatively affects the stock price of a company in which the All Cap Portfolio invests

.. Large capitalization stocks fall out of favor with investors

.. The segment manager's judgment about the attractiveness, growth prospects or potential appreciation of a particular stock proves to be incorrect

.. Medium or small capitalization stocks fall out of favor with investors.
  Because a portion of the All Cap Portfolio's assets are invested in small and medium capitalization companies, an investment in the All Cap Portfolio may be more volatile and more susceptible to loss than an investment in a fund which invests primarily in large capitalization companies. Medium and small capitalization companies may have more limited product lines, markets and financial resources than large capitalization companies. They may have shorter operating histories and less mature businesses. While medium capitalization companies generally have more established businesses than small capitalization companies, the prices of medium capitalization company stocks tend to be more volatile than the prices of large capitalization company stocks. In addition, small capitalization company stocks may be less liquid than large capitalization company stocks.

.. Key economic trends become materially unfavorable, such as rising interest rates and levels of inflation or slowdown of economic growth

Portfolio Performance

Because the All Cap Portfolio is a new fund, it has no performance information to be included in this Prospectus.

 THE SMITH BARNEY MULTIPLE DISCIPLINE TRUST PROSPECTUS

Multiple Discipline Portfolio--Large Cap Growth and Value

Investments, Risks and Performance

The Multiple Discipline Portfolio--Large Cap Growth and Value is made up of Large Cap Growth and Large Cap Value segments (collectively the "Large Cap Portfolio").

Investment objective

Long-term growth of capital.

Principal investment strategies

Key investments Under normal market conditions, the Large Cap Portfolio will invest at least 80% of net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations--those with total market capitalizations of $5 billion or more at the time of investment. The Large Cap Growth segment seeks to invest in high-quality, large-capitalization growth stocks with superior balance sheets, exceptional management teams and consistent, long-term operating histories. This investment style focuses on consistent growth of capital while seeking to minimize volatility of returns. The Large Cap Value segment seeks to invest in established, undervalued companies which look to be experiencing a fundamental, positive change that is not reflected in the stock price.

The Large Cap Portfolio's 80% investment policy is non-fundamental and may be changed by the Board of Trustees to become effective upon at least 60 days' notice to shareholders of the portfolio prior to any such change.

Both Segments


Other investments While the Large Cap Portfolio intends to be substantially fully invested in equity securities of large capitalization companies, the Large Cap Portfolio may invest a portion of its assets in equity securities of companies with total market capitalizations below $5 billion and in money market instruments and/or cash to pay expenses and meet redemption requests.

The Large Cap Portfolio may include limited investments in American Depositary Receipts and ordinary shares of non-U.S. companies that trade in the U.S. markets. The Large Cap Portfolio's investments in non-U.S. securities may involve greater risk than investments in securities of U.S. issuers.

Because the value of a depositary receipt is dependent upon the market price of an underlying non-U.S. security, depositary receipts are subject to most of the risks associated with investing in non-U.S. securities directly. Foreign countries generally have markets that are less liquid and more volatile than markets in the U.S. In some foreign countries, less information is available about non-U.S. issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses.

Selection process The Large Cap Portfolio's strategy is to combine the efforts of two segment managers with different styles (Value and Growth) and to invest in the stock selections considered most attractive in the opinion of each segment manager. Each segment manager builds a portfolio of stocks which he or she believes will offer superior long-term capital growth potential. The Large Cap Portfolio is coordinated by a portfolio manager who purchases and sells securities for the portfolio on the basis of recommendations received from each segment's portfolio manager. The coordinating portfolio manager identifies and attempts to eliminate duplicate positions that occur as a result of different portfolio managers recommending the same security for their respective segments. Upon consultation with the segment managers, the coordinating manager may also (but is not required to) make adjustments if one or more segments becomes over- or under-weighted as a result of market appreciation or depreciation. Such adjustment will be made at the discretion of the coordinating manager and the segment managers. As a result of the elimination of duplicate positions, and the possibility of allocation adjustments, the performance of, and the tax attributes associated with, the Large Cap Portfolio may differ from the performance of, and tax attributes associated with, each segment if it had been maintained as a separate portfolio.

In order to maintain an approximately equal division of all of the Large Cap Portfolio's assets between the two segment managers, the coordinating portfolio manager will:

.. Divide all daily cash inflows (purchases and reinvested distributions) and outflows (redemptions and expense items) between the two segment managers, as appropriate

.. Rebalance the allocation of Value and Growth segment securities in the Large
  Cap Portfolio's portfolio promptly to the extent the percentage of the Large Cap Portfolio's portfolio invested in either the Value or

 THE SMITH BARNEY MULTIPLE DISCIPLINE TRUST PROSPECTUS

  Growth segment's securities equals or exceeds 60% of the Large Cap Portfolio's total assets invested in both Value and Growth segment securities

As a consequence of the rebalancing of assets described above, the coordinating portfolio manager will reallocate assets from the better performing segment to the other. Reallocations may result in early recognition of taxable gains and in additional transaction costs to the extent that the sales of securities as part of these reallocations result in higher portfolio turnover. In addition, if one segment manager buys a security during a time frame when the other segment manager sells it, the net position of the Large Cap Portfolio in the security may be approximately the same as it would have been with a single segment manager and no such sale and purchase. The coordinating portfolio manager will consider these costs in determining the allocation and reallocation of assets. Where possible, in these instances, the coordinating portfolio manager will seek to avoid transaction costs.

Large Cap Growth segment The segment manager seeks to invest in the stocks of well-known companies believed to have strong growth prospects. The segment manager seeks consistent growth of capital and reduced volatility of returns. The objective is to outperform the broad stock market over a full market cycle with less volatility.

In selecting individual companies for investment, the segment manager considers:

.. Above average growth prospects

.. Technological innovation

.. Industry dominance

.. Competitive products and services

.. Global scope

.. Long-term operating history

.. Strong cash flow

.. High return on equity

.. Strong financial condition

.. Experienced and effective management

Large Cap Value segment The segment manager seeks to invest in the stocks of established companies believed to be available at attractive prices. The segment manager seeks stocks of companies that are experiencing positive fundamental changes not yet reflected in the price of their stocks. This investment style seeks long-term capital growth and reduced volatility.

In selecting individual companies for investment, the segment manager considers:

.. Demonstrated financial strength

.. Improving returns on invested capital and cash flow

.. New management

.. New product development or change in competitive position

.. Regulatory changes favoring company

.. Restructuring

.. New business strategy not yet recognized by the marketplace

Principal risks of investing in the Large Cap Portfolio

Investors could lose money on their investments in the portfolio, or the portfolio may not perform as well as other investments, if:

.. U.S. stock markets go down, or perform poorly relative to other types of investments

.. An adverse company specific event, such as an unfavorable earnings report, negatively affects the stock price of a company in which the Large Cap Portfolio invests

.. Large capitalization stocks fall out of favor with investors

.. The segment manager's judgment about the attractiveness, growth prospects or potential appreciation of a particular stock proves to be incorrect

.. One segment (Value or Growth) underperforms for an extended period

Portfolio Performance

Because the Large Cap Portfolio is a new fund, it has no performance information to be included in this Prospectus.

 THE SMITH BARNEY MULTIPLE DISCIPLINE TRUST PROSPECTUS

Multiple Discipline Portfolio--Global All Cap Growth and Value

Investments, Risks and Performance

The Multiple Discipline Portfolio--Global All Cap Growth and Value is made up of a Large Cap Growth segment, Large Cap Value segment, a Multi-Cap Growth segment and an International-American Depositary Receipts (ADRs) segment (collectively the "Global All Cap Portfolio").

Investment objective

Long-term growth of capital.

Principal investment strategies

Key investments The portfolio invests primarily in equity securities across a broad range of management disciplines seeking to optimize results and reduce volatility. The portfolio seeks to reduce company-specific risk by minimizing overlap of securities across equity styles and reduce industry specific risk by minimizing overlap concentration in particular industry groups across equity styles.

The Large Cap Growth segment seeks to invest in high-quality, large-capitalization growth stocks with superior balance sheets, exceptional management teams and consistent, long-term operating histories. This investment style focuses on consistent growth of capital while seeking to minimize volatility of returns. The Large Cap Value segment seeks to invest in established, undervalued companies which look to be experiencing a fundamental, positive change that is not reflected in the stock price. The Multi-Cap Growth segment seeks to invest in companies with strong fundamentals, and that have the potential for rapid earnings growth. The International-ADR segment seeks to build long-term, well-diversified portfolios with exceptional risk/reward characteristics.

Selection process The Global All Cap Portfolio's strategy is to combine the efforts of four segment managers and to invest in the stock selections considered most attractive in the opinion of each segment manager. Each segment manager builds a portfolio of stocks which he or she believes will offer superior long-term capital growth potential. The target allocations are 30% to the Large Cap Growth segment, 30% to the Large Cap Value segment and 20% to each of the Multi-Cap Growth and International- ADR segments. The Global All Cap Portfolio is coordinated by a portfolio manager who purchases and sells securities for the portfolio on the basis of recommendations received from each segment's portfolio manager. The coordinating portfolio manager identifies and attempts to eliminate duplicate positions that occur as a result of different portfolio managers recommending the same security for their respective segments. Upon consultation with the segment managers, the coordinating manager may also (but is not required to) make adjustments if one or more segments becomes over- or under-weighted as a result of market appreciation or depreciation. Such adjustment will be made at the discretion of the coordinating manager and the segment managers. As a result of the elimination of duplicate positions, and the possibility of allocation adjustments, the performance of, and the tax attributes associated with, the Global All Cap Portfolio may differ from the performance of, and tax attributes associated with, each segment if it had been maintained as a separate portfolio.

In order to maintain approximately the target allocations of the Global All Cap Portfolio's assets among the four segment managers, the coordinating portfolio manager will:

.. Divide all daily cash inflows (purchases and reinvested distributions) and outflows (redemptions and expense items) among the four segment managers, as appropriate

.. Rebalance the allocation of securities in the Global All Cap Portfolio's portfolio promptly to the extent the percentage of the Global All Cap Portfolio's portfolio invested in any of Large Cap Growth, Large Cap Value, Multi-Cap Growth or International-ADR segment's securities diverges by at least 20% from the target allocation for that segment

As a consequence of its efforts to maintain assets at targeted percentages, the coordinating portfolio manager will allocate assets and rebalance when necessary by (1) allocating cash inflow to portfolio segments that are below their targeted percentages, or (2) by selling securities in the portfolio segment that exceeds its targeted percentage with proceeds being reallocated to the portfolio segment that is below its targeted percentage. Reallocations may result in early recognition of taxable gains and in additional transaction costs to the extent the sales of securities as part of these reallocations result in higher portfolio turnover. In addition, if one segment manager buys a security during a time frame when another segment manager sells it, the net position of the Global All Cap Portfolio in the security may be approximately the same as it would have been with a single segment manager and no such sale and purchase. The coordinating portfolio manager will consider these costs in determining

 THE SMITH BARNEY MULTIPLE DISCIPLINE TRUST PROSPECTUS the allocation and reallocation of assets. Where possible, in these instances, the coordinating portfolio manager will seek to avoid transaction costs.

Large Cap Growth segment The segment manager seeks to invest in the stocks of well-known companies believed to have strong growth prospects. The segment manager seeks consistent growth of capital and reduced volatility of returns. The objective is to outperform the broad stock market over a full market cycle with less volatility.

In selecting individual companies for investment, the segment manager considers:

.. Above average growth prospects

.. Technological innovation

.. Industry dominance

.. Competitive products and services

.. Global scope

.. Long-term operating history

.. Strong cash flow

.. High return on equity

.. Strong financial condition

.. Experienced and effective management

Large Cap Value segment The segment manager seeks to invest in the stocks of established companies believed to be available at attractive prices. The segment manager seeks stocks of companies that are experiencing positive fundamental changes not yet reflected in the price of their stocks. This investment style seeks long-term capital growth and reduced volatility.

In selecting individual companies for investment, the segment manager considers:

.. Demonstrated financial strength

.. Improving returns on invested capital and cash flow

.. New management

.. New product development or change in competitive position

.. Regulatory changes favoring company

.. Restructuring

.. New business strategy not yet recognized by the marketplace

Multi-Cap Growth segment The segment manager seeks to invest in those growth company stocks that the manager believes have the potential for above-average, long-term earnings and/or cash flow growth in excess of that expected for the market as a whole. In selecting individual companies for investment, the segment manager utilizes a bottom-up discipline that:

.. Emphasizes fundamental analysis that includes earnings and/or cash flow growth, franchise values, returns on equity and breadth of management

.. Focuses on leaders within their industries and capitalization ranges with potential for strong earnings and/or cash flow growth

..  Seeks companies where managements have a significant ownership stake

Investments may be made in all capitalization ranges. Small-cap and mid-cap investments tend to be in companies believed to be overlooked by analysts and investors. The segment manager stresses a long-term investment horizon and expects lower portfolio turnover. Circumstances in which the segment manager re-examines whether a portfolio holding should continue to be held include:

.. The manager concludes that long-term deterioration in company and/or industry fundamentals is likely

.. Management change that the segment manager believes will have a significant negative effect on the company's long-term prospects

International-ADR segment The segment manager seeks to invest in international stocks via American Depositary Receipts (ADRs) of high-quality global companies whose intrinsic value does not appear to be recognized by the markets. The International-ADR segment seeks to build long-term, well-diversified portfolios with favorable risk/reward characteristics. The objective is to outperform the international benchmark over a full market cycle while striving to maintain positive returns.

In selecting individual companies for investment, the segment manager looks for the following:

.. Above average earnings growth

.. High relative return on invested capital

.. Experienced and effective management

.. Effective research, product development and marketing

.. Competitive advantages

.. Strong financial condition or stable or improving credit quality

In allocating assets among countries and regions, the economic and political factors the segment manager evaluates include:

.. Low or decelerating inflation which creates a favorable environment for securities markets


 THE SMITH BARNEY MULTIPLE DISCIPLINE TRUST PROSPECTUS

.. Stable governments with policies that encourage economic growth, equity investment and development of securities markets

.. Currency stability

.. The range of individual investment opportunities

Principal risks of investing in the Global All Cap Portfolio

Investors could lose money on their investments in the Global All Cap Portfolio, or the Global All Cap Portfolio may not perform as well as other investments, if:

.. U.S. or global stock markets decline, or perform poorly relative to other types of investments

.. An adverse company specific event, such as an unfavorable earnings report, negatively affects the stock price of a company in which the Global All Cap Portfolio invests

.. Large capitalization stocks fall out of favor with investors

.. The segment manager's judgment about the attractiveness, growth prospects or potential appreciation of a particular stock proves to be incorrect

.. Medium or small capitalization stocks fall out of favor with investors.
  Because a portion of the Global All Cap Portfolio's assets are invested primarily in medium and small capitalization companies, an investment in the Global All Cap Portfolio may be more volatile and more susceptible to loss than an investment in a fund which invests primarily in large capitalization companies. Medium and small capitalization companies may have more limited product lines, markets and financial resources than large capitalization companies. They may have shorter operating histories and less mature businesses. While medium capitalization companies generally have more established businesses than small capitalization companies, the prices of medium capitalization company stocks tend to be more volatile than the prices of large capitalization company stocks. In addition, small capitalization company stocks may be less liquid than large capitalization company stocks.

.. Key economic trends become materially unfavorable, such as rising interest rates and levels of inflation or slowdown of economic growth

Investing in foreign securities can bring added benefits, but it may also involve additional risks. Investors could lose money on their investment if:

.. Foreign securities prices decline

.. Adverse governmental action or political, economic or market instability affects a foreign country or region

.. The currency in which a security is priced declines in value relative to the U.S. dollar

.. The segment manager's judgment about the attractiveness, value or potential appreciation of a particular security proves to be incorrect

Portfolio Performance

Because the Global All Cap Portfolio is a new fund, it has no performance information to be included in this Prospectus.

 THE SMITH BARNEY MULTIPLE DISCIPLINE TRUST PROSPECTUS

--

Multiple Discipline Portfolio--Balanced All Cap Growth and Value

Investments, risks and performance

The Multiple Discipline Portfolio--Balanced All Cap Growth and Value is made up of an All Cap Growth segment, All Cap Value segment and a Government Securities Management (7-Year) segment (collectively the "Balanced Portfolio").

Investment objective

Balanced between long-term growth of capital and principal preservation.

Principal investment strategies

Key investments The Balanced Portfolio invests in a mix of equity securities within all market capitalization ranges and fixed income securities in the short to intermediate average maturity ranges to help reduce market volatility.

The All Cap Growth Segment seeks to combine the long-term growth potential of small-to medium-size company stocks with the relative stability of high-quality large company growth stocks. The All Cap Value Segment seeks to structure high-quality portfolios by investing in large-, medium- and small-company stocks whose market prices are attractive in relation to their business fundamentals. The Government Securities Management (7-Year) segment seeks to invest in short-term to intermediate-term U.S. Treasury bills, notes, bonds and U.S. government agency securities -- with an average maturity of approximately seven years -- using active portfolio management. This segment seeks to provide total return that exceeds returns over a market cycle from certificates of deposit, money market funds, or passively buying and holding securities until maturity.

Selection process The Balanced Portfolio's strategy is to combine the efforts of three segment managers and to invest in the stock or government securities selections considered most attractive in the opinion of each segment manager. Each segment manager builds a portfolio of stocks which he or she believes will offer superior long-term capital growth potential. The target allocations are 35% to each of the All Cap Growth and All Cap Value segments and 30% to the Government Securities Management (7-Year) segment. The Balanced Portfolio is coordinated by a portfolio manager who purchases and sells securities for the portfolio on the basis of recommendations received from each segment's portfolio manager. The coordinating portfolio manager identifies and attempts to eliminate duplicate positions that occur as a result of different portfolio managers recommending the same security for their respective segments. Upon consultation with the segment managers, the coordinating manager may also (but is not required to) make adjustments if one or more segments becomes over- or under-weighted as a result of market appreciation or depreciation. Such adjustment will be made at the discretion of the coordinating manager and the segment managers. As a result of the elimination of duplicate positions, and the possibility of allocation adjustments, the performance of, and the tax attributes associated with, the Balanced Portfolio may differ from the performance of, and tax attributes associated with, each segment if it had been maintained as a separate portfolio.

In order to maintain approximately the target allocations of the Balanced Portfolio's assets among the three segment managers, the coordinating portfolio manager will:

.. Divide all daily cash inflows (purchases and reinvested distributions) and outflows (redemptions and expense items) among the three segment managers, as appropriate

.. Rebalance the allocation of securities in the Balanced Portfolio's portfolio promptly to the extent the percentage of the Balanced Portfolio's portfolio invested in any of All Cap Growth, All Cap Value or Government Securities Management (7-Year) segment's securities diverges by at least 20% from the target allocation

As a consequence of its efforts to maintain assets at targeted percentages, the coordinating portfolio manager will allocate assets and rebalance when necessary by (1) allocating cash inflow to portfolio segments that are below their targeted percentages, or (2) by selling securities in the portfolio segment that exceeds its targeted percentage with proceeds being reallocated to the portfolio segment that is below its targeted percentage. Reallocations may result in early recognition of taxable gains and in additional transaction costs to the extent the sales of securities as part of these reallocations result in higher portfolio turnover. In addition, if one segment manager buys a security during a time frame when another segment manager sells it, the net position of the Balanced Portfolio in the security may be approximately the same as it would have been with a single segment manager and no such sale and purchase. The coordinating portfolio manager will consider these costs in determining the allocation and reallocation of assets. Where possible, in these instances, the coordinating portfolio manager will seek to avoid transaction costs.

All Cap Growth segment The All Cap Growth segment managers seek to identify the stocks of companies of all capitalizations that exhibit superior balance sheets, exceptional managements, and long-term consistent operating histories. The managers also consider stocks of companies with rapid earnings growth potential, unrecognized val-

 THE SMITH BARNEY MULTIPLE DISCIPLINE TRUST PROSPECTUS ues, industry leadership and management teams that have a significant ownership stake in a company.

All Cap Value segment The All Cap Value segment manager applies a selection process that is based on fundamental security analysis and stresses a long-term value orientation. The manager seeks to invest in companies whose stock price the manager believes is undervalued relative to the long-term business fundamentals of the company. The manager favors companies that have strong balance sheets, but have stock prices that do not accurately reflect cash flows, tangible assets or management skills. Cyclical stocks and companies currently out of favor with analysts and investors are also emphasized. As part of the value orientation, the segment manager also emphasizes industry sectors perceived to be undervalued relative to the broad market.

The segment manager monitors portfolio holdings on both a technical and fundamental basis. The manager also tracks the buying and selling patterns of a company's insiders.

Government Securities Management (7-Year) segment The segment manager focuses on short-term to intermediate-term U.S. Treasury bills, notes, bonds and U.S. government agency securities, with an average maturity of approximately seven years. Portfolios are managed based on analysis of specific fundamental factors and the segment manager is responsible for monitoring daily market activity in an attempt to provide incremental return exceeding that expected under certain buy and hold and random trading strategies. As a general procedure, the segment manager determines the average maturity position according to the following guidelines:

--------------------------------------------------------------------------------

                                                         Average
                                                       Maturity for
             Market Conditions      Portfolio Position the Segment
             ------------------------------------------------------
             Rising Interest Rates      Defensive       2.5 Years
             ------------------------------------------------------
             Conditions Unclear         Neutral         4.0 Years
             ------------------------------------------------------
             Falling Interest Rates     Positive        7.0 Years
             ------------------------------------------------------

In selecting securities and assembling the portfolio, the segment manager screens for greatest relative value and structures the portfolio to maximize total return and minimize risk.

Principal risks of investing in the Balanced Portfolio

Investors could lose money on their investments in the Balanced Portfolio, or the Balanced Portfolio may not perform as well as other investments, if:

.. U.S. stock markets decline, or perform poorly relative to other types of investments

.. An adverse company specific event, such as an unfavorable earnings report, negatively affects the stock price of a company in which the Balanced Portfolio invests

.. Large capitalization stocks fall out of favor with investors

.. Medium or small capitalization stocks fall out of favor with investors.
  Because a portion of the Balanced Portfolio's assets are invested in small and medium capitalization companies, an investment in the Balanced Portfolio may be more volatile and more susceptible to loss than an investment in a fund which invests primarily in large capitalization companies and government securities. Medium and small capitalization companies may have more limited product lines, markets and financial resources than large capitalization companies. They may have shorter operating histories and less mature businesses. While medium capitalization companies generally have more established businesses than small capitalization companies, the prices of medium capitalization company stocks tend to be more volatile than the prices of large capitalization company stocks. In addition, small capitalization company stocks may be less liquid than large capitalization company stocks

.. The segment manager's judgment about the attractiveness, growth prospects or potential appreciation of a particular stock proves to be incorrect

.. Key economic trends become materially unfavorable, such as rising interest rates and levels of inflation or slowdown of economic growth


Portfolio Performance

Because the Balanced Portfolio is a new fund, it has no performance information to be included in this Prospectus.

 THE SMITH BARNEY MULTIPLE DISCIPLINE TRUST PROSPECTUS

More on the Portfolios' investments

The All Cap Portfolio, Large Cap Portfolio, Global All Cap Portfolio and Balanced Portfolio are sometimes referred to individually as a "portfolio" and collectively as the "portfolios."

Derivatives and hedging techniques The portfolios may, but need not, use derivative contracts, such as futures and options on securities, securities indices or currencies; options on these futures; forward currency contracts; and interest rate or currency swaps for any of the following purposes:

.. To hedge against the economic impact of adverse changes in the market value of its securities, because of changes in stock market prices, currency exchange rates or interest rates

.. As a substitute for buying or selling securities

A derivative contract will obligate or entitle the portfolios to deliver or receive an asset or cash payment based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts can have a big impact on the portfolios' stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The portfolios may not fully benefit from or may lose money on derivatives if changes in their value do not correspond as anticipated to changes in the value of the portfolios' holdings.

The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make the portfolios less liquid and harder to value, especially in declining markets.

Defensive Investing The portfolios may depart from their principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in any type of money market instruments and short-term debt securities or cash. If a portfolio takes a temporary defensive position, it may be unable to achieve its investment goal.

Potential Conversion Each portfolio reserves the right, if approved by the Board of Trustees, to convert in the future to a "Master/Feeder" fund that would invest all of its assets in a Master/Feeder fund having substantially the same investment objective, policies and restrictions. At least 30 days' written notice of any action would be given to all shareholders if, and when, such a proposal is approved.

 THE SMITH BARNEY MULTIPLE DISCIPLINE TRUST PROSPECTUS

Management


Manager

The portfolios' Manager is Smith Barney Fund Management LLC ("SBFM" or the "Manager"), an affiliate of Salomon Smith Barney Inc. ("Salomon Smith Barney"). The Manager's address is 125 Broad Street, New York, New York 10004. The Manager selects the portfolios' segment managers and oversees the portfolios' operations. The Manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses produce a broad range of financial services--asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading--and use diverse channels to make them available to consumer and corporate customers around the world.

SBFM, through its predecessors, was incorporated on March 12, 1968 under the laws of Delaware and converted to a Delaware limited liability company in 1999. SBFM is a registered investment adviser that renders investment advice to investment company clients. As of June 30, 2002, SBFM had aggregate assets under management of approximately $102 billion.

The following portfolio managers are responsible for the management of the portfolios. Each of them has been in his or her current position with the Manager or its predecessors for at least five years.

Roger Paradiso, investment officer of the Manager and managing director of Salomon Smith Barney, is the coordinating portfolio manager of the portfolios. Mr. Paradiso began his career in 1988 with Shearson American Express and has worked in various positions at Salomon Smith Barney and its predecessor firms. In 1995, he became a portfolio manager of Smith Barney Asset Management Large Capitalization Growth portfolios, and one year later began managing Small/Mid Capitalization portfolios as well. This led to the development of Multiple Discipline Account (MDA) portfolios in 1997, which offer diversification to high net worth investors.

Kirstin Mobyed, investment officer of the Manager and vice president of Salomon Smith Barney, is the co-coordinating portfolio manager of the portfolios.
Ms. Mobyed has been with Salomon Smith Barney or its predecessor firms since 1992. She served as an analyst from 1994 through 2001 and has served as a private client manager in the Private Portfolio Group since 2001.

Alan J. Blake, investment officer of the Manager and managing director of Salomon Smith Barney, is the segment co-manager responsible for the day-to-day management of the All Cap Growth segment of the All Cap and Balanced Portfolios, and the segment manager responsible for the day-to-day management of the Large Cap Growth segment of Large Cap and Global All Cap Portfolios. Mr. Blake has been a portfolio manager with Salomon Smith Barney or its predecessor firms since 1991. He is the portfolio manager of the Smith Barney Large Capitalization Growth Fund and is responsible for the day-to- day management of the Large Cap Growth segment of the Smith Barney Premier Selections All Cap Growth Fund.

Richard A. Freeman, CFA, investment officer of the Manager and managing director of Salomon Smith Barney, is the segment co-manager responsible for the day-to-day management of the All Cap Growth segment of the All Cap and Balanced Portfolios, and the segment manager responsible for the day-to-day management of the Multi- Cap Growth segment of the Global All Cap Portfolio. Mr. Freeman has been a portfolio manager with Salomon Smith Barney or its predecessor firms since 1983. He is the portfolio manager of the Smith Barney Aggressive Growth Fund Inc., Smith Barney Aggressive Growth Portfolio of Travelers Series Fund, Inc. and manages the US Equity segment of the Smith Barney Premier
 Selections Global Growth Fund.

John Goode, investment officer of the Manager and managing director of Salomon Smith Barney, is the segment co-manager responsible for the day-to-day management of the All Cap Value segment of the All Cap and Balanced Portfolios. Mr. Goode has been a portfolio manager with Salomon Smith Barney or its predecessor firms since 1983. He is Vice President and Investment Officer of the Fundamental Value Fund and Fundamental Value Portfolio. He is the portfolio manager of Global Horizons Select Value Fund and the Security & Growth Fund, and assists in the management of the Smith Barney Small Cap Value Fund.

Peter J. Hable, investment officer of the Manager and managing director of Salomon Smith Barney, is the segment co-manager responsible for the day-to-day management of the All Cap Value segment of the All Cap and Balanced Portfolios. Mr. Hable has been with Salomon Smith Barney or its predecessor firms since 1983. He is an investment officer of the Fundamental Value Fund and co-manages the Smith Barney Small Cap Value Fund.

John B. Cunningham, CFA, investment officer of the Manager and managing director of Salomon Smith Barney, is the segment manager responsible for the day-to-day management of the Large Cap Value segment of the Large Cap and Global All Cap Portfolios. Mr. Cunningham has been with Salomon Smith Barney or its predecessor firms

 THE SMITH BARNEY MULTIPLE DISCIPLINE TRUST PROSPECTUS since 1987. He is a portfolio manager for large cap value portfolios and analyst covering beverage and tobacco industries.

Jeffrey J. Russell, CFA, investment officer of the Manager and managing director of Salomon Smith Barney, is the segment manager responsible for the day-to-day management of the International-ADR segment of the Global All Cap Portfolio. He is portfolio manager of the International All Cap Growth Portfolios of Smith Barney World Funds, Inc., and Travelers Series Fund Inc., Smith Barney International Aggressive Growth Fund of Smith Barney Investment Series and International Equity Portfolio of Greenwich Street Series Fund and manages the International Equity segment of the Smith Barney Premier Selections Global Growth Fund. He has been with Salomon Smith Barney or its predecessor firms since 1990.

Ellen S. Cammer, investment officer of the Manager and managing director of Salomon Smith Barney, is the segment manager responsible for the day-to-day management of the Government Securities Management (7-Year) segment of the Balanced Portfolio. She is the portfolio manager of the Smith Barney Social Awareness Fund and is also responsible for Salomon Smith Barney's Government Securities Management high-net-worth program. She has been with Salomon Smith Barney or its predecessor firms since 1982.

The Manager will monitor each portfolio's investments to ensure that each portfolio complies with its investment policies. The Manager will also monitor each portfolio's portfolio to ensure that no more than 25% of the portfolio's assets are concentrated in the securities of companies in the same industry.

Management fees

The Manager will be paid advisory fees equal to 0.75% of each portfolio's average daily net assets.

Transfer agent and shareholder servicing agent

Citicorp Trust Bank, fsb serves as each portfolio's transfer agent and shareholder servicing agent (the "transfer agent"). Pursuant to a sub-transfer agency and services agreement with the transfer agent, PFPC Global Fund Services serves as each portfolio's sub-transfer agent (the "sub-transfer agent"). The sub-transfer agent will perform certain functions including shareholder record keeping and accounting services.

Distribution plan

Each portfolio has adopted a Rule 12b-1 distribution plan for its shares. Under the plans, each portfolio pays a distribution fee of 0.25% of the daily net assets of the portfolio. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.

 THE SMITH BARNEY MULTIPLE DISCIPLINE TRUST PROSPECTUS

Share Transactions

Availability of shares

Individuals may not purchase shares directly from the portfolios. You should read the prospectus for your insurance company's variable contract to learn how to purchase a variable contract based on the portfolios.

Each portfolio may sell its shares directly to separate accounts established and maintained by insurance companies for the purpose of funding variable annuity and variable life insurance contracts and to certain qualified pension and retirement plans. The variable insurance products and qualified plans may or may not make investments in all the portfolios described in this prospectus. Shares of the portfolios are sold at net asset value.

The interests of different variable insurance products and qualified plans investing in a portfolio could conflict due to differences of tax treatment and other considerations. The portfolios currently do not foresee any disadvantages to investors arising from the fact that each portfolio may offer its shares to different insurance company separate accounts that serve as the investment medium for their variable annuity and variable life products and to qualified plans. Nevertheless, the board of directors intends to monitor events to identify any material conflicts which may arise, and to determine what action, if any, should be taken in response to these conflicts. If a conflict were to occur, one or more insurance companies' separate accounts or qualified plans might be required to withdraw their investments in one or more portfolios and shares of another portfolio may be substituted.

The sale of shares may be suspended or terminated if required by law or regulatory authority or if it is in the best interests of the portfolios' shareholders. Each portfolio reserves the right to reject any specific purchase order.

Redemption of shares

Redemption requests may be placed by separate accounts of participating insurance companies and by qualified plans. The redemption price of the shares of each portfolio will be the net asset value next determined after receipt by the portfolio of a redemption request in good order. The value of redeemed shares may be more or less than the price paid for the shares. Sales proceeds will normally be forwarded to the selling insurance company or qualified plan on the next business day after receipt of a redemption request in good order but in no event later than 3 days following receipt of instructions. Each portfolio may suspend sales or postpone payment dates during any period in which any of the following conditions exist:

.. the New York Stock Exchange is closed;

.. trading on the New York Stock Exchange is restricted;

.. an emergency exists as a result of which disposal by the portfolio of securities is not reasonably practicable or it is not reasonably practicable for a portfolio to fairly determine the value of its net assets; or

.. as permitted by a Securities and Exchange Commission order in extraordinary circumstances.

 THE SMITH BARNEY MULTIPLE DISCIPLINE TRUST PROSPECTUS

Dividends, Distributions and Taxes

Taxes

Each portfolio intends to qualify and be taxed as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify to be taxed as a regulated investment company, each portfolio must meet certain income and diversification tests and distribution requirements. As a regulated investment company meeting these requirements, a portfolio will not be subject to federal income tax on its net investment income and net capital gains that it distributes to its shareholders. All income and capital gain distributions are automatically reinvested in additional shares of the portfolio at net asset value and are includable in gross income of the separate accounts holding such shares. See the accompanying contract prospectus for information regarding the federal income tax treatment of distributions to the separate accounts and to holders of the contracts.

Each portfolio is also subject to asset diversification regulations promulgated by the U.S. Treasury Department under the Code. The regulations generally provide that, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the total assets of each portfolio may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose all securities of the same issuer are considered a single investment. An alternative diversification test may be satisfied under certain circumstances. If a portfolio should fail to comply with these regulations or fails to qualify for the special tax treatment afforded regulated investment companies under the Code, contracts invested in that portfolio would not be treated as annuity, endowment or life insurance contracts under the Code.

 THE SMITH BARNEY MULTIPLE DISCIPLINE TRUST PROSPECTUS

Share Price

Each portfolio's net asset value is the value of its assets minus its liabilities. Each portfolio calculates its net asset value every day the New York Stock Exchange is open. The Exchange is closed on certain holidays listed in the Statement of Additional Information. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time). If the New York Stock Exchange closes early, each portfolio accelerates the calculation of its net asset value to the actual closing time.

International markets may be open on days when U.S. markets are closed and the value of foreign securities owned by a portfolio could change on days when you cannot buy or redeem shares.

Each portfolio generally values its portfolio securities based on market prices or quotations. To the extent a portfolio holds securities denominated in a foreign currency, the portfolio's currency conversions are done when the London Stock Exchange closes. When reliable market prices or quotations are not readily available, or when the value of a security held by a portfolio has been materially affected by events occurring after a foreign exchange closes, the portfolio may price those securities at fair value. Fair value is determined in accordance with procedures approved by the portfolio's board. A portfolio that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities.

Short-term investments that have a maturity of more than 60 days are generally valued based on market prices or quotations. Short-term investments that have a maturity of 60 days or less are valued at amortized cost. Using this method, a portfolio constantly amortizes over the remaining life of a security the difference between the principal amount due at maturity and the cost of the security to the portfolio.

In order to buy, redeem or exchange shares at that day's price, an insurance company separate account or a qualified plan must place its order with the transfer agent before the New York Stock Exchange closes. If the New York Stock Exchange closes early, the order must be placed prior to the actual closing time. Otherwise, the investor will receive the next business day's price.

 THE SMITH BARNEY MULTIPLE DISCIPLINE TRUST PROSPECTUS

Smith Barney
Multiple Discipline Trust

Multiple Discipline Portfolio--All Cap Growth and Value

Multiple Discipline Portfolio--Large Cap Growth and Value

Multiple Discipline Portfolio--Global All Cap Growth and Value

Multiple Discipline Portfolio--Balanced All Cap Growth and Value

Each a series of Smith Barney Multiple Discipline Trust

[LOGO] Smith Barney
       Mutual Funds
Your Serious Money, Professionally Managed./SM/
--------------------------------------------------------------------------------

SHAREHOLDER REPORTS
Annual and semiannual reports to shareholders provide additional information about each portfolio's investments. These reports discuss the market conditions and investment strategies that significantly affected a fund's performance during its last fiscal year or period.

Each portfolio sends only one report to a household if more than one account has the same address. Contact your participating life insurance company representative or your Salomon Smith Barney Financial Consultant if you do not want this policy to apply to you.

STATEMENT OF ADDITIONAL INFORMATION
The statement of additional information provides more detailed information about each portfolio and is incorporated by reference into (is legally part of) this prospectus.

You can make inquiries about a portfolio or obtain shareholder reports or the statement of additional information (without charge) by contacting Citicorp Trust Bank, fsb at 1-800-451-2010, or by writing to a portfolio at Smith Barney Mutual Funds, 125 Broad Street, New York, New York 10004.

Information about the portfolios (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington D.C. In addition, information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the funds are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about a portfolio that is not in this prospectus, you should not rely upon that information. Neither the portfolios nor the distributor are offering to sell shares of the portfolios to any person to whom the portfolios may not lawfully sell their shares.

Your Serious Money. Professionally Managed. is a service mark of Salomon Smith Barney Inc.

(Investment Company Act file no. 811-21128)

FD 02648/02

                              September 23, 2002

                      STATEMENT OF ADDITIONAL INFORMATION

                    SMITH BARNEY MULTIPLE DISCIPLINE TRUST

            MULTIPLE DISCIPLINE PORTFOLIO--ALL CAP GROWTH AND VALUE MULTIPLE DISCIPLINE PORTFOLIO--LARGE CAP GROWTH AND VALUE

    MULTIPLE DISCIPLINE PORTFOLIO--GLOBAL ALL CAP GROWTH AND VALUE MULTIPLE
            DISCIPLINE PORTFOLIO--BALANCED ALL CAP GROWTH AND VALUE

                   125 Broad Street New York, New York 10004
                                (800) 451-2010

   This Statement of Additional Information ("SAI") expands upon and supplements the information contained in the current Prospectus of Smith Barney Multiple Discipline Trust (the "MDA Trust" or the "trust") dated September 23, 2002 for the Multiple Discipline Portfolio--All Cap Growth and Value, Multiple Discipline Portfolio--Large Cap Growth and Value, Multiple Discipline Portfolio--Global All Cap Growth and Value and Multiple Discipline Portfolio--Balanced All Cap Growth and Value (individually, a "portfolio" and collectively, the "portfolios"), as amended or supplemented from time to time (collectively the "prospectus"), and should be read in conjunction therewith.

   The MDA Trust currently offers eight investment portfolios, four of which are described herein. The prospectus may be obtained from designated insurance companies offering separate accounts ("separate accounts") which fund certain variable annuity and variable life insurance contracts (each, a "contract") and qualified pension and retirement plans or by writing or calling the MDA Trust at the address or telephone number listed above. This SAI, although not in itself a prospectus, is incorporated by reference into the prospectus in its entirety.

                                   CONTENTS

                                                                       Page
                                                                       ----
     Why Invest in the MDA Trust......................................   2
     Trustees and Executive Officers of the MDA Trust.................   2
     Investment Objectives, Management Policies and Risk Factors......   5
     Additional Risk Factors..........................................  21
     Investment Restrictions..........................................  24
     Portfolio Turnover...............................................  25
     Purchase of Shares...............................................  26
     Redemption of Shares.............................................  26
     Taxes............................................................  26
     Performance......................................................  28
     Valuation of Shares..............................................  29
     Investment Management and Other Services.........................  29
     Additional Information About the Portfolios......................  30
     Financial Statements.............................................  32
     Appendix--Ratings of Debt Obligations............................ A-1

                          WHY INVEST IN THE MDA TRUST

   The proliferation of mutual portfolios over the last several years has left many investors in search of a simple means to manage their long-term investments. With new investment categories emerging each year and with each mutual portfolio reacting differently to political, economic and business events, many investors are forced to make complex investment decisions in the face of limited experience, time and personal resources. The portfolios are designed to meet the needs of investors who wish to diversify their portfolios among different equity/bond management styles in an attempt to maximize performance. Diversification across multiple equity/bond disciplines can provide another important advantage by potentially reducing a portfolio's volatility. Diversification does not assure against market loss.

               TRUSTEES AND EXECUTIVE OFFICERS OF THE MDA TRUST

   Overall responsibility for management and supervision of the trust rests with the trust's Board of Trustees. The Trustees approve all significant agreements between the portfolios and the companies that furnish services to the portfolios, including agreements with the portfolios' distributor, investment adviser, custodian and transfer agent. The day-to-day operations of the portfolios are delegated to the portfolios' manager, Smith Barney Fund Management LLC ("SBFM" or the "Manager").

   The names of the Trustees and executive officers of the MDA Trust, together with information as to their principal business occupations during the past five years, are shown below:

                                                                     Number of
                                                                     Investment
                                            Term of                  Companies
                                           Office(1)    Principal   in Portfolio     Other
                               Position(s) and Length Occupation(s)   Complex    Directorships
                                Held with   of Time      During       Overseen      Held by
    Name, Address, and Age        Trust      Served   Past 5 Years   by Trustee     Trustee
    ----------------------     ----------- ---------- ------------- ------------ -------------
NON-INTERESTED TRUSTEES
H. John Ellis.................   Trustee   Since 2002 Retired            2       None
  858 East Crystal Downs Drive
  Frankfort, MI 49635 Age 74

Stephen E. Kaufman............   Trustee   Since 2002 Attorney           13      None
  Stephen E. Kaufman PC Co.
  277 Park Avenue
  47th Floor
  New York, NY 10172
  Age 70

Armon E. Kamesar..............   Trustee   Since 2002 Chairman,          2       Inter Ocean
  7328 Country Club Drive                             TEC                        Systems Inc.
  LaJolla, CA 92037                                   International
  Age 74                                              (organization
                                                      of chief
                                                      executives);
                                                      Trustee, US
                                                      Bankruptcy
                                                      Court

                                                                             Number of
                                                                             Investment
                                             Term of                         Companies
                                            Office(1)                       in Portfolio     Other
                              Position(s)   and Length      Principal         Complex    Directorships
                               Held with     of Time   Occupation(s) During   Overseen      Held by
  Name, Address, and Age         Trust        Served       Past 5 Years      by Trustee     Trustee
  ----------------------    --------------- ---------- -------------------- ------------ -------------
John J. Murphy............. Trustee         Since 2002 President, Murphy         2       Barclays
  123 Prospect Street                                  Capital Management                International
  Ridgewood, NJ 07450                                  (investment                       Portfolios
  Age 58                                               management)                       Group Ltd.
                                                                                         and
                                                                                         affiliated
                                                                                         companies
INTERESTED TRUSTEE
R. Jay Gerken.............. Trustee and     Since 2002 Managing Director        21       N/A
  Salomon Smith Barney      Chairman,                  of Salomon Smith
  125 Broad Street, 9th Fl. President and              Barney Inc. ("SSB")
  New York, NY 10004        Chief Executive
  Age 51                    Officer
OFFICERS
Lewis E. Daidone........... Senior Vice     Since 2002 Managing Director        N/A      N/A
  Salomon Smith Barney      President and              of SSB; Chief
  125 Broad Street          Chief                      Financial Officer of
  New York, NY 10004        Administrative             the Smith Barney
  Age 44                    Officer                    Mutual Portfolios;
                                                       Director and Senior
                                                       Vice President of
                                                       SBFM and Travelers
                                                       Investment Adviser,
                                                       Inc. ("TIA")
Irving David............... Treasurer and   Since 2002 Director of SSB          N/A      N/A
  Salomon Smith Barney      Chief Financial
  125 Broad Street          Officer
  New York, NY 10004
  Age 40
Christina T. Sydor......... Secretary       Since 2002 Managing Director        N/A      N/A
  Salomon Smith Barney                                 of SSB; General
  300 First Stamford Place                             Counsel and
  Stamford, CT 06902                                   Secretary of SBFM
  Age 51                                               and TIA

--------
(1) Each Trustee and Officer serve until his or her respective successor has been duly elected and qualified.

   For the calendar year ended December 31, 2001, the trustees of the portfolios beneficially owned equity securities of the portfolios within the dollar ranges presented in the table below:

                                               Dollar Range of               Aggregate Dollar Range of
                   Dollar Range  Dollar Range      Equity      Dollar Range  Equity Securities in All
                     of Equity     of Equity    Securities in    of Equity     Registered Investment
                   Securities in Securities in   the Global    Securities in   Companies Overseen by
                    the All Cap  the Large Cap    Multi-Cap    the Balanced    Trustee in Family of
Name of Trustee      Portfolio     Portfolio      Portfolio      Portfolio     Investment Companies
---------------    ------------- ------------- --------------- ------------- -------------------------
H. John Ellis.....                                                                   Over
                       None          None           None           None              $100,000
Stephen E. Kaufman     None          None           None           None              None
Armon E. Kamesar..     None          None           None           None              None
John Murphy.......     None          None           None           None              None
R. Jay Gerken.....     None          None           None           None              None

   As of December 31, 2001, none of the Independent Trustees, or his or her immediate family members, owned beneficially, or of record, any securities in the manager or principal underwriter of the portfolios, or in a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with the manager or principal underwriter of the portfolios.

   The trust has an Audit Committee and a Nominating Committee. The members of the Audit Committee and the Nominating Committee consist of all the Independent Trustees of the trust, namely Messrs. Ellis, Kaufman, Kamesar and Murphy.

   In accordance with its written charter adopted by the Board of Trustees, the Audit Committee assists the Board in fulfilling its responsibility for oversight of the quality and integrity of the accounting, auditing and financial reporting practices of the trust. It also makes recommendations to the Board as to the selection of the independent public accountants, reviews the methods, scope and result of the audits and audit fees charged, and reviews the trust's internal accounting procedures and controls. The Audit Committee also considers the scope and amount of non-audit services provided to the trust, its adviser and affiliates by the independent public accountants.

   The Nominating Committee is charged with the duty of making all nominations for Independent Trustees to the Board of Trustees. The Nominating Committee will consider nominees recommended by each portfolio's shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations to the trust's Secretary.

   The following table shows the compensation paid by the trust and other Smith Barney Mutual Funds to each trustee during the trust's last fiscal year. None of the officers of the trust received any compensation from the trust for such period. The trust does not pay retirement benefits to its trustees and officers. Officers and interested trustees of the trust are compensated by SSB.

                                 Total Pension or
                                    Retirement                       Number of
                     Aggregate   Benefits Accrued   Compensation   Portfolios for
                    Compensation    As part of     from MDA Trust  Which Trustee
                      From MDA       Company      and Fund Complex Serves Within
Name of Person         Trust         Expenses     Paid to Trustees  Fund Complex
--------------      ------------ ---------------- ---------------- --------------
H. John Ellis*.....      $0             $0            $52,132             2
Stephen E. Kaufman*      $0             $0            $60,900            13
Armon E. Kamesar*..      $0             $0            $51,932             2
John J. Murphy*....      $0             $0                 $0             2
R. Jay Gerken**....      $0             $0                 $0            21

--------
*  Designates member of Audit Committee.
** Designates an "interested" Trustee.

   At the end of the year in which they attain age 80, the trustees are required to change to emeritus status. Trustees Emeritus are entitled to serve in emeritus status for a maximum of 10 years, during which time they are paid 50% of the annual retainer fee and meeting fees otherwise applicable to the trustees, together with reasonable out-of-pocket expenses for each meeting attended. Trustees Emeritus may attend meetings but have no voting rights.

   No officer, director or employee of SSB or any of its affiliates receives any compensation from the trust for serving as an officer or trustee of the trust. The trust pays each trustee who is not an officer, director or employee of SSB or any of its affiliates a fee of $10,000 per annum plus $100 per portfolio for each meeting attended; in addition, each trustee is paid $100 per telephonic meeting attended. All trustees are reimbursed for travel and out-of-pocket expenses incurred to attend such meetings.

   As of September 23, 2002, the trust's trustees and officers, as a group, owned less than 1% of the outstanding shares of any of the trust's portfolios.

          INVESTMENT OBJECTIVES, MANAGEMENT POLICIES AND RISK FACTORS

   The MDA Trust is an open-end, diversified management investment company. The prospectus discusses the investment objectives of the portfolios. In pursuing their investment objectives and policies, each portfolio is permitted to engage in a wide range of investment policies. This section contains supplemental information concerning the types of securities and other instruments in which the portfolios may invest (and repurchase agreements in which the portfolios may invest), the investment policies and portfolio strategies the portfolios may utilize and certain risks attendant to such investments, policies and strategies. There can be no assurance that the respective investment objectives of the portfolios will be achieved.

   The Agreement and Declaration of Trust of the MDA Trust permit the Board of Trustees to establish additional series of the MDA Trust from time to time. The investment objectives, policies and restrictions applicable to additional series would be established by the Board of Trustees at the time such series are established and may differ from those set forth in the prospectus and this SAI.

                               EQUITY SECURITIES

   Common Stocks. The portfolios invest primarily in common stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity's preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

   Preferred Stock. The portfolios may invest in preferred stocks which, like debt obligations, have characteristics similar to fixed-income securities. Holders of preferred stocks normally have the right to receive dividends at a fixed rate when and as declared by the issuer's board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on preferred stock may be cumulative, and all cumulative dividends usually must be paid prior to common shareholders receiving any dividends and, for that reason, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. In addition, preferred stocks are subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.

   Foreign Investments. The portfolios may invest in securities of non-U.S. issuers. Foreign investments include non-dollar denominated securities traded outside the U.S. and dollar-denominated securities traded in the U.S. (such as American Depositary Receipts). Investors should recognize that investing in foreign companies involves certain considerations which are not typically associated with investing in U.S. issuers. Since the portfolios may be investing in securities denominated in currencies other than the U.S. dollar, and since certain portfolios may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, the portfolios may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. A change in the value of a foreign currency relative to the U.S. dollar will result in a corresponding change in the dollar value of a portfolio's assets denominated in that foreign currency. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gain, if any, to be distributed to shareholders by the portfolio.

   The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. Changes in the exchange rate may result over time from the interaction of many factors directly or indirectly affecting economic conditions and political developments in other countries. Of particular importance are rates of inflation, interest rate levels, the balance of payments and the extent of government surpluses or deficits in the U.S. and the particular foreign country, all of which are in turn sensitive to the monetary, fiscal and trade policies pursued by the governments of the U.S. and other foreign countries important to international trade and finance. Governmental intervention may also play a significant role. National governments rarely voluntarily allow their currencies to float freely in response to economic forces. Sovereign governments use a variety of techniques, such as intervention by a country's central bank or imposition of regulatory controls or taxes, to affect the exchange rates of their currencies.

   Securities held by a portfolio may not be registered with, nor the issuers thereof be subject to reporting requirements of, the Securities and Exchange Commission (the "SEC"). Accordingly, there may be less publicly available information about the securities and about the foreign company or government issuing them than is available about a domestic company or government entity. Foreign issuers are generally not subject to uniform financial reporting standards, practices and requirements comparable to those applicable to U.S. issuers. In addition, with respect to some foreign countries, there is the possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the portfolio, political or social instability, or domestic developments which could affect U.S. investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments positions. Certain portfolios may invest in securities of foreign governments (or agencies or instrumentalities thereof), and many, if not all, of the foregoing considerations apply to such investments as well.

   Securities of some foreign companies are less liquid and their prices are more volatile than securities of comparable domestic companies. Certain foreign countries are known to experience long delays between the trade and settlement dates of securities purchased or sold.

   The interest and dividends payable on a portfolio's foreign securities may be subject to foreign withholding taxes, and the general effect of these taxes will be to reduce the portfolio's income. Additionally, the operating expenses of a portfolio can be expected to be higher than that of an investment company investing exclusively in U.S. securities, since the expenses of the portfolio, such as custodial costs, valuation costs and communication costs, as well as the rate of the investment advisory fees, though similar to such expenses of some other international funds, are higher than those costs incurred by other investment companies.

   American, European and Continental Depositary Receipts. The portfolios may invest in the securities of foreign and domestic issuers in the form of American Depositary Receipts ("ADRs") and European Depositary

Receipts ("EDRs"). These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign corporation. EDRs, which sometimes are referred to as Continental Depositary Receipts ("CDRs"), are receipts issued in Europe typically by foreign banks and trust companies evidencing ownership of either foreign or domestic securities. Generally, ADRs, in registered form, are designed for use in U.S. securities markets and EDRs and CDRs are designed for use in European securities markets.

   Warrants. Because a warrant does not carry with it the right to dividends or voting rights with respect to the securities that the warrant holder is entitled to purchase, and because it does not represent any rights to the assets of the issuer, a warrant may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date. Warrants acquired by a portfolio in units or attached to securities may be deemed to be without value.

                            FIXED-INCOME SECURITIES

   General. Fixed income securities may be affected by general changes in interest rates, which will result in increases or decreases in the market value of the debt securities held by the portfolios. The market value of the fixed-income obligations in which the portfolios may invest can be expected to vary inversely in relation to the changes in prevailing interest rates and also may be affected by other market and credit factors.

   The portfolios may invest in high-quality, high-grade or investment grade securities. High quality securities are those rated in the two highest categories by Moody's Investors Service ("Moody's") (Aaa or Aa) or Standard & Poor's Ratings Group ("S&P") (AAA or AA). High grade securities are those rated in the three highest categories by Moody's (Aaa, Aa or A) or S&P (AAA, AA or A). Investment-grade securities are those rated in the four highest categories by Moody's (Aaa, Aa, A or Baa) or S&P (AAA, AA, A or BBB). Securities rated Baa or BBB have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of their issuer to make principal and interest payments than is the case with higher grade securities.

   Convertible Securities. Convertible securities are fixed-income securities that may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have general characteristics similar to both fixed-income and equity securities. Although to a lesser extent than with fixed-income securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stocks and, therefore, also will react to variations in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

   As fixed-income securities, convertible securities are investments that provide for a stable stream of income with generally higher yields than common stocks. Of course, like all fixed-income securities, there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. Convertible securities, however, generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate.

   While convertible securities generally offer lower yields than non-convertible debt securities of similar quality, their prices may reflect changes in the value of the underlying common stock. Convertible securities entail less credit risk than the issuer's common stock.

   Synthetic convertible securities are created by combining non-convertible bonds or preferred stocks with warrants or stock call options. Synthetic convertible securities differ from convertible securities in certain respects, including that each component of a synthetic convertible security has a separate market value and responds differently to market fluctuations. Investing in synthetic convertible securities involves the risks normally involved in holding the securities comprising the synthetic convertible security.

   Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar nonconvertible securities.

   Money Market Instruments. Money market instruments include: U.S. government securities; certificates of deposit ("CDs"), time deposits ("TDs") and bankers' acceptances issued by domestic banks (including their branches located outside the United States and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions; high grade commercial paper; and repurchase agreements with respect to the foregoing types of instruments.

   U.S. Government Securities. U.S. government securities include debt obligations of varying maturities issued or guaranteed by the U.S. government or its agencies or instrumentalities. U.S. government securities include not only direct obligations of the U.S. Treasury, but also securities issued or guaranteed by the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association ("GNMA"), General Services Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association ("FNMA"), Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board, Student Loan Marketing Association, and Resolution Trust Corporation. Certain U.S. government securities, such as those issued or guaranteed by GNMA, FNMA and Federal Home Loan Mortgage Corporation ("FHLMC"), are mortgage-related securities. Because the U.S. government is not obligated by law to provide support to an instrumentality that it sponsors, a portfolio will invest in obligations issued by such an instrumentality only if the manager determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the portfolio.

   Mortgage-related Securities. The average maturity of pass-through pools of mortgage-related securities varies with the maturities of the underlying mortgage instruments. In addition, a pool's stated maturity may be shortened by unscheduled payments on the underlying mortgages. Factors affecting mortgage prepayments include the level of interest rates, general economic and social conditions, the location of the mortgaged property and age of the mortgage. Because prepayment rates of individual pools vary widely, it is not possible to accurately predict the average life of a particular pool. Common practice is to assume that prepayments will result in an average life ranging from 2 to 10 years for pools of fixed-rate 30-year mortgages. Pools of mortgages with other maturities or different characteristics will have varying average life assumptions.

   Mortgage-related securities may be classified as private, governmental or government-related, depending on the issuer or guarantor. Private mortgage-related securities represent pass-through pools consisting principally of conventional residential mortgage loans created by non-governmental issuers, such as commercial banks, savings and loan associations and private mortgage insurance companies. Governmental mortgage-related securities are backed by the full faith and credit of the U.S. government. GNMA, the principal guarantor of such securities, is a wholly owned U.S. government corporation within the Department of Housing and Urban Development. Government-related mortgage-related securities are not backed by the full faith and credit of the U.S. government. Issuers of such securities include FNMA and FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders, which is subject to general regulation by the Secretary of Housing and Urban Development. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA. FHLMC is a corporate instrumentality of the U.S., the stock of which is owned by Federal Home Loan Banks. Participation certificates representing interests in mortgages from FHLMC's portfolio are guaranteed as to the timely payment of interest and ultimate collection of principal by FHLMC.

   Private U.S. governmental or government-related entities create mortgage loan pools offering pass-through investments in addition to those described above. The mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be shorter than previously customary. As new types of mortgage-related securities are developed and offered to investors, the portfolios, consistent with their investment objective and policies, may consider making investments in such new types of securities.

   Foreign Government Securities. Among the foreign government securities in which the portfolios may invest are those issued by countries with developing economies, which are countries in the initial stages of their industrialization cycles. Investing in securities of countries with developing economies involves exposure to economic structures that are generally less diverse and less mature, and to political systems that can be expected to have less stability than those of developed countries. The markets of countries with developing economies historically have been more volatile than markets of the more mature economies of developed countries, but often have provided higher rates of return to investors.

   Brady Bonds. The portfolios may invest in Brady bonds which are debt securities, generally denominated in U.S. dollars, issued under the framework of the Brady Plan. In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as multinational institutions such as the International Bank for Reconstruction and Development (the "World Bank") and the International Monetary Portfolio (the "IMF"). Brady bonds may also be issued in respect of new money being advanced by existing lenders in connection with the debt restructuring. Under these arrangements with the World Bank and/or the IMF, debtor nations have been required to agree to the implementation of certain domestic monetary and fiscal reforms including liberalization of trade and foreign investment, privatization of state-owned enterprises and establishing targets for public spending and borrowing.

   Brady Bonds which have been issued to date are rated in the categories "BB" or "B" by S&P or "Ba" or "B" by Moody's or, in cases in which a rating by S&P or Moody's has not been assigned, are generally considered by the manager to be of comparable quality.

   Agreements implemented under the Brady Plan to date are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, the financial packages offered by each country differ. Brady bonds issued to date have traded at a deep discount from their face value. Certain sovereign bonds are entitled to "value recovery payments" in certain circumstances, which constitute supplemental interest payments but generally are not collateralized. Certain Brady bonds have been collateralized as to principal due at maturity (typically 30 years from the date of issuance) by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of such Brady Bonds, although the collateral is not available to investors until the final maturity of the Brady Bonds.

   Bank Obligations. Domestic commercial banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the Federal Deposit Insurance Corporation (the "FDIC"). Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. Most state banks are insured by the FDIC (although such insurance may not be of material benefit to a portfolio, depending upon the principal amount of CDs of each held by the portfolio) and are subject to Federal examination and to a substantial body of federal law and regulation. As a result of federal and state laws and regulations, domestic branches of domestic banks are, among other things, generally required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness.

   Obligations of foreign branches of U.S. banks, such as CDs and TDs, may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation. Obligations of foreign branches of U.S. banks and foreign banks are subject to different risks than are those of U.S. banks or U.S. branches of foreign banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. Foreign branches of U.S. banks are not necessarily subject to the same or similar regulatory requirements that apply to U.S. banks, such as mandatory reserve requirements, loan limitations and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a U.S. bank than about a U.S. bank. CDs issued by wholly owned Canadian subsidiaries of U.S. banks are guaranteed as to repayment of principal and interest, but not as to sovereign risk, by the U.S. parent bank.

   Obligations of U.S. branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by Federal and state regulation as well as governmental action in the country in which the foreign bank has its head office. A U.S. branch of a foreign bank with assets in excess of $1 billion may or may not be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state. In addition, branches licensed by the Comptroller of the Currency and branches licensed by certain states ("State Branches") may or may not be required to: (a) pledge to the regulator by depositing assets with a designated bank within the state, an amount of its assets equal to 5% of its total liabilities; and (b) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of State Branches may not necessarily be insured by the FDIC. In addition, there may be less publicly available information about a U.S. branch of a foreign bank than about a U.S. bank.

   Commercial Paper. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender, such as one of the portfolios, pursuant to which the lender may determine to invest varying amounts. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for such notes.

   Ratings as Investment Criteria. In general, the ratings of nationally recognized statistical rating organizations ("NRSROs") represent the opinions of these agencies as to the quality of securities that they rate. Such ratings, however, are relative and subjective, and are not absolute standards of quality and do not evaluate the market value risk of the securities. These ratings will be used by the portfolios as initial criteria for the selection of portfolio securities, but the portfolios also will rely upon the independent advice of the manager to evaluate potential investments. Among the factors that will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends. The Appendix to this SAI contains further information concerning the rating categories of NRSROs and their significance.

   Subsequent to its purchase by a portfolio, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the portfolio. In addition, it is possible that an NRSRO might not change its rating of a particular issue to reflect subsequent events. None of these events will require sale of such securities by a portfolio, but the manager will consider such events in its determination of whether the portfolio should continue to hold the securities. In addition, to the extent that the ratings change as a result of changes in such organizations or their rating systems, or because of a corporate reorganization, a portfolio will attempt to use comparable ratings as standards for its investments in accordance with its investment objective and policies.

                             INVESTMENT PRACTICES

   In attempting to achieve its investment objective, a portfolio may employ, among others, the following portfolio strategies.

   Repurchase Agreements. The portfolios may purchase securities and concurrently enter into repurchase agreements with certain member banks which are the issuers of instruments acceptable for purchase by the portfolio and with certain dealers on the Federal Reserve Bank of New York's list of reporting dealers. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date. Under each repurchase agreement, the selling institution will be required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon a portfolio's ability to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which the portfolio seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the repurchase agreement.

   When-issued Securities and Delayed-delivery Transactions. To secure an advantageous price or yield, the portfolios may purchase certain securities on a when-issued basis or purchase or sell securities for delayed delivery. Delivery of the securities in such cases occurs beyond the normal settlement periods, but no payment or delivery is made by a portfolio prior to the reciprocal delivery or payment by the other party to the transaction. In entering into a when-issued or delayed-delivery transaction, a portfolio will rely on the other party to consummate the transaction and may be disadvantaged if the other party fails to do so.

   Fixed income securities normally are subject to changes in value based upon changes, real or anticipated, in the level of interest rates and the public's perception of the creditworthiness of the issuers. In general, fixed income securities tend to appreciate when interest rates decline and depreciate when interest rates rise. Purchasing these securities on a when-issued or delayed-delivery basis, therefore, can involve the risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. Similarly, the sale of U.S. government securities for delayed delivery can involve the risk that the prices available in the market when the delivery is made may actually be higher than those obtained in the transaction itself.

   In the case of the purchase by a portfolio of securities on a when-issued or delayed-delivery basis, a segregated account in the name of the portfolio consisting of cash or liquid securities equal to the amount of the when-issued or delayed-delivery commitments will be established. For the purpose of determining the adequacy of the securities in the accounts, the deposited securities will be valued at market or fair value. If the market or fair value of the securities declines, additional cash or securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the portfolio involved. On the settlement date, a portfolio will meet its obligations from then-available cash flow, the sale of securities held in the segregated account, the sale of other securities or, although it would not normally expect to do so, from the sale of the securities purchased on a when-issued or delayed-delivery basis (which may have a value greater or less than the portfolio's payment obligations).

   Lending of Portfolio Securities. The portfolios have the ability to lend portfolio securities to brokers, dealers and other financial organizations. A portfolio will not lend portfolio securities to SSB unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be collateralized by cash, letters of credit or U.S. government securities which are maintained at all times in an amount at least equal to the current market value of the loaned securities. From time to time, a portfolio may pay a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party which is unaffiliated with the portfolio and is acting as a "finder."

   By lending its securities, a portfolio can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. government securities are used as collateral. A portfolio will comply with the following conditions whenever its portfolio securities are loaned: (a) the portfolio must receive at least 102% cash collateral or equivalent securities from the borrower; (b) the borrower must increase such collateral whenever the market value of the securities loaned rises above the level of such collateral; (c) the portfolio must be able to terminate the loan at any time; (d) the portfolio must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (e) the portfolio may pay only reasonable custodian fees in connection with the loan; and (f) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment in the loaned securities occurs, the portfolio's trustees must terminate the loan and regain the right to vote the securities. The risks in lending portfolio securities, as with other extensions of secured credit, consist of a possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will be made to firms deemed by the manager to be of good standing and will not be made unless, in the judgment of the manager, the consideration to be earned from such loans would justify the risk.

   Short Sales. The portfolios may from time to time sell securities short. A short sale is a transaction in which the portfolio sells securities that it does not own (but has borrowed) in anticipation of a decline in the market price of the securities.

   When a portfolio makes a short sale, the proceeds it receives from the sale are retained by a broker until the portfolio replaces the borrowed securities. To deliver the securities to the buyer, the portfolio must arrange through a broker to borrow the securities and, in so doing, the portfolio becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. The portfolio may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.

   A portfolio's obligation to replace the securities borrowed in connection with a short sale will be secured by collateral deposited with the broker that consists of cash or U.S. government securities. In addition, the portfolio will place in a segregated account with its custodian an amount of cash or U.S. government securities equal to the difference, if any, between (a) the market value of the securities sold at the time they were sold short and (b) any cash or U.S. government securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). Until it replaces the borrowed securities, the portfolio will maintain the segregated account daily at a level so that the amount deposited in the account plus the amount deposited with the broker (not including the proceeds from the short sale) (a) will equal the current market value of the securities sold short and (b) will not be less than the market value of the securities at the time they were sold short.

   Short Sales Against the Box. The portfolios may enter into a short sale of common stock such that when the short position is open the portfolio involved owns an amount of preferred stocks or debt securities, convertible or exchangeable, without payment of further consideration, into an equal number of shares of the common stock sold short. This kind of short sale, which is described as "against the box," will be entered into by a portfolio for the purpose of receiving a portion of the interest earned by the executing broker from the proceeds of the sale. The proceeds of the sale will be held by the broker until the settlement date when the portfolio

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delivers the convertible securities to close out its short position. Although prior to delivery a portfolio will have to pay an amount equal to any dividends paid on the common stock sold short, the portfolio will receive the dividends from the preferred stock or interest from the debt securities convertible into the stock sold short, plus a portion of the interest earned from the proceeds of the short sale. The portfolio will deposit, in a segregated account with their custodian, convertible preferred stock or convertible debt securities in connection with short sales against the box.

   Restricted Securities. The portfolios may invest in securities the disposition of which is subject to legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on a national securities exchange that are not subject to restrictions on resale. Restricted securities often sell at a price lower than similar securities that are not subject to restrictions on resale.

   Reverse Repurchase Agreements. The portfolios may enter into reverse repurchase agreements with the financial institutions with which it may enter into repurchase agreements. Under a reverse repurchase agreement, a portfolio sells securities to a financial institution and agrees to repurchase them at a mutually agreed upon date, price and rate of interest. During the period between the sale and repurchase, the portfolio would not be entitled to principal and interest paid on the securities sold by the portfolio. The portfolio, however, would seek to achieve gains derived from the difference between the current sale price and the forward price for the future purchase as well as the interest earned on the proceeds on the initial sale. Reverse repurchase agreements will be viewed as borrowings by a portfolio for the purpose of calculating the portfolio's indebtedness and will have the effect of leveraging the portfolio's assets.

   Leveraging. The portfolios may from time to time leverage their investments by purchasing securities with borrowed money, although no portfolio has any current intention to borrow money for this purpose in excess of 5% of a portfolio's assets and, if a portfolio proposes to engage in borrowing transactions in excess of 5% of its assets, it will provide at least 60 days' notice before implementing such a program. A portfolio is required under the 1940 Act to maintain at all times an asset coverage of 300% of the amount of its borrowings. If, as a result of market fluctuations or for any other reason, the portfolio's asset coverage drops below 300%, the portfolio must reduce its outstanding borrowings within three business days so as to restore its asset coverage to the 300% level.

   Any gain in the value of securities purchased with borrowed money that exceeds the interest paid on the amount borrowed would cause the net asset value of the portfolio's shares to increase more rapidly than otherwise would be the case. Conversely, any decline in the value of securities purchased would cause the net asset value of the portfolio's shares to decrease more rapidly than otherwise would be the case. Borrowed money thus creates an opportunity for greater capital gain but at the same time increases exposure to capital risk. The net cost of any borrowed money would be an expense that otherwise would not be incurred, and this expense could restrict or eliminate a portfolio's net investment income in any given period.

                            DERIVATIVE TRANSACTIONS

   Derivative transactions, including the options and futures transactions described below, are used for a number of reasons including: to manage exposure to changes in interest rates, stock and bond prices and foreign currencies; as an efficient means of adjusting overall exposure to certain markets; to adjust duration; to enhance income; and to protect the value of portfolio securities. Options and futures can be volatile instruments, and involve certain risks. If the manager applies a hedge at an inappropriate time or judges market conditions incorrectly, options and futures strategies may lower the portfolio's return. Further losses could also be experienced if the options and futures positions held by a portfolio were poorly correlated with its other investments, or if it could not close out its positions because of an illiquid secondary market.

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   The portfolios may enter into stock index, interest rate and currency futures contracts (or options thereon, including swaps, caps, collars and floors). The portfolios may also purchase and sell call and put options, futures and options contracts.

   Options On Securities. The portfolios may engage in transactions in options on securities, which, depending on the portfolio, may include the writing of covered put options and covered call options, the purchase of put and call options and the entry into closing transactions.

   The principal reason for writing covered call options on securities is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. The portfolios, however, may engage in option transactions only to hedge against adverse price movements in the securities that they hold or may wish to purchase and the currencies in which certain portfolio securities may be denominated. In return for a premium, the writer of a covered call option forgoes the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). Nevertheless, the call writer retains the risk of a decline in the price of the underlying security. Similarly, the principal reason for writing covered put options is to realize income in the form of premiums. The writer of a covered put option accepts the risk of a decline in the price of the underlying security. The size of the premiums that a portfolio may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

   Options written by a portfolio normally will have expiration dates between one and nine months from the date written. The exercise price of the options may be below, equal to or above the market values of the underlying securities at the times the options are written. In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money" and "out-of-the-money," respectively. A portfolio with option-writing authority may write (a) in-the-money call options when the manager expects that the price of the underlying security will remain flat or decline moderately during the option period, (b) at-the-money call options when the manager expects that the price of the underlying security will remain flat or advance moderately during the option period and (c) out-of-the-money call options when the manager expects that the price of the underlying security may increase but not above a price equal to the sum of the exercise price plus the premiums received from writing the call option. In any of the preceding situations, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received. Out-of-the-money, at-the-money and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions.

   So long as the obligation of a portfolio as the writer of an option continues, the portfolio may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring the portfolio to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates when the option expires or the portfolio effects a closing purchase transaction. A portfolio can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice. To secure its obligation to deliver the underlying security when it writes a call option, or to pay for the underlying security when it writes a put option, a portfolio will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the "Clearing Corporation") or similar foreign clearing corporation and of the securities exchange on which the option is written.

   The portfolios may purchase and sell put, call and other types of option securities that are traded on domestic or foreign exchanges or the over-the-counter market including, but not limited to, "spread" options, "knock-out" options, "knock-in" options and "average rate" or "look-back" options. "Spread" options are dependent upon the difference between the price of two securities or futures contracts, "knock-out" options are canceled if the price of the underlying asset reaches a trigger level prior to expiration, "knock-in" options only have value if the price of the underlying asset reaches a trigger level and, "average rate" or "look-back" options are options where, at expiration, the option's strike price is set based on either the average, maximum or minimum price of the asset over the period of the option.

   An option position may be closed out only where there exists a secondary market for an option of the same series on a recognized securities exchange or in the over-the-counter market. The portfolios with option-writing authority may write options on U.S. or foreign exchanges and in the over-the-counter market.

   A portfolio may realize a profit or loss upon entering into a closing transaction. In cases in which a portfolio has written an option, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option and will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option. Similarly, when a portfolio has purchased an option and engages in a closing sale transaction, whether the portfolio realizes a profit or loss will depend upon whether the amount received in the closing sale transaction is more or less than the premium that the portfolio initially paid for the original option plus the related transaction costs.

   Although a portfolio generally will purchase or write only those options for which the manager believes there is an active secondary market so as to facilitate closing transactions, there is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, have at times rendered inadequate certain facilities of the Clearing Corporation and U.S. and foreign securities exchanges and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect a closing transaction in a particular option. If as a covered call option writer a portfolio is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

   Securities exchanges generally have established limitations governing the maximum number of calls and puts of each class which may be held or written, or exercised within certain time periods, by an investor or group of investors acting in concert (regardless of whether the options are written on the same or different securities exchanges or are held, written or exercised in one or more accounts or through one or more brokers). It is possible that the portfolio and other clients of the manager and certain of their affiliates may be considered to be such a group. A securities exchange may order the liquidation of positions found to be in violation of these limits and it may impose certain other sanctions.

   In the case of options written by a portfolio that are deemed covered by virtue of the portfolio's holding convertible or exchangeable preferred stock or debt securities, the time required to convert or exchange and obtain physical delivery of the underlying common stocks with respect to which the portfolio has written options may exceed the time within which the portfolio must make delivery in accordance with an exercise notice. In these instances, a portfolio may purchase or borrow temporarily the underlying securities for purposes of physical delivery. By so doing, the portfolio will not bear any market risk because the portfolio will have the absolute right to receive from the issuer of the underlying security an equal number of shares to replace the borrowed stock, but the portfolio may incur additional transaction costs or interest expenses in connection with any such purchase or borrowing.

   Additional risks exist with respect to certain of the U.S. government securities for which a portfolio may write covered call options. If a portfolio writes covered call options on mortgage-backed securities, the securities that it holds as cover may, because of scheduled amortization or unscheduled prepayments, cease to be sufficient cover. The portfolio will compensate for the decline in the value of the cover by purchasing an appropriate additional amount of those securities.

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   Stock Index Options.  The portfolios may purchase and write put and call options on U.S. stock indexes listed on U.S. exchanges for the purpose of hedging its portfolio. A stock index fluctuates with changes in the market values of the stocks included in the index. Some stock index options are based on a broad market index such as the New York Stock Exchange Composite Index or a narrower market index such as the Standard & Poor's 100.

   Options on stock indexes are similar to options on stock except that (a) the expiration cycles of stock index options are monthly, while those of stock options currently are quarterly, and (b) the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the options expire unexercised.

   The effectiveness of purchasing or writing stock index options as a hedging technique will depend upon the extent to which price movements in the portion of a securities portfolio being hedged correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether a portfolio will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by a portfolio of options on stock indexes will be subject to the manager's ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the prices of individual stocks.

   A portfolio will engage in stock index options transactions only when determined by the manager to be consistent with the portfolio's efforts to control risk. There can be no assurance that such judgment will be accurate or that the use of these portfolio strategies will be successful. When a portfolio writes an option on a stock index, the portfolio will establish a segregated account with its custodian in an amount equal to the market value of the option and will maintain the account while the option is open.

   Currency Transactions. The portfolios may enter into forward currency exchange transactions. A forward currency contract is an obligation to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A portfolio that enters into a forward currency contract may either accept or make delivery of the currency at the maturity of the forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. A portfolio may engage in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates.

   A portfolio might sell a particular foreign currency forward, for example, when it holds bonds denominated in that currency but anticipates, and seeks to be protected against, decline in the currency against the U.S. dollar. Similarly, a portfolio may sell the U.S. dollar forward when it holds bonds denominated in U.S. dollars but anticipates, and seeks to be protected against, a decline in the U.S. dollar relative to other currencies. Further, a portfolio may purchase a currency forward to "lock in" the price of securities denominated in that currency which it anticipates purchasing.

   Transaction hedging is the purchase or sale of forward currency contracts with respect to a specific receivable or payable of the portfolio generally arising in connection with the purchase or sale of its securities.

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Position hedging, generally, is the sale of forward currency contracts with respect to portfolio security positions denominated or quoted in the currency. A portfolio may not position hedge with respect to a particular currency to an extent greater than the aggregate market value at any time of the security or securities held in its portfolio denominated or quoted in or currently convertible (such as through exercise of an option or consummation of a forward currency contract) into that particular currency, except that the portfolios may utilize forward currency contracts denominated in the European Currency Unit to hedge portfolio security positions when a security or securities are denominated in currencies of member countries in the European Monetary System. If a portfolio enters into a transaction hedging or position hedging transaction, it will cover the transaction through one or more of the following methods: (a) ownership of the underlying currency or an option to purchase such currency; (b) ownership of an option to enter into an offsetting forward currency contract; (c) entering into a forward contract to purchase currency being sold or to sell currency being purchased, provided that such covering contract is itself covered by any one of these methods unless the covering contract closes out the first contract; or (d) depositing into a segregated account with the custodian or a sub-custodian of the portfolio cash or readily marketable securities in an amount equal to the value of the portfolio's total assets committed to the consummation of the forward currency contract and not otherwise covered. In the case of transaction hedging, any securities placed in an account must be liquid securities. In any case, if the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account so that the value of the account will equal the above amount. Hedging transactions may be made from any foreign currency into dollars or into other appropriate currencies.

   At or before the maturity of a forward contract, a portfolio either may sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the relevant portfolio will obtain, on the same maturity date, the same amount of the currency which it is obligated to deliver. If a portfolio retains the portfolio security and engages in an offsetting transaction, the portfolio, at the time of execution of the offsetting transaction, will incur a gain or loss to the extent movement has occurred in forward contract prices. Should forward prices decline during the period between a portfolio's entering into a forward contract for the sale of a currency and the date that it enters into an offsetting contract for the purchase of the currency, the portfolio will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the portfolio will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

   The cost to a portfolio of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because transactions in currency exchange are usually conducted on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In addition, although forward currency contracts limit the risk of loss due to a decline in the value of the hedged currency, at the same time, they limit any potential gain that might result should the value of the currency increase. If a devaluation is generally anticipated a portfolio may not be able to contract to sell the currency at a price above the devaluation level it anticipates.

   Foreign Currency Options. The portfolios may purchase or write put and call options on foreign currencies for the purpose of hedging against changes in future currency exchange rates. Foreign currency options generally have three, six and nine month expiration cycles. Put options convey the right to sell the underlying currency at a price which is anticipated to be higher than the spot price of the currency at the time the option expires. Call options convey the right to buy the underlying currency at a price which is expected to be lower than the spot price of the currency at the time that the option expires.

   A portfolio may use foreign currency options under the same circumstances that it could use forward currency exchange transactions. A decline in the dollar value of a foreign currency in which a portfolio's securities are denominated, for example, will reduce the dollar value of the securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of securities that it holds, the portfolio may purchase put options on the foreign currency. If the value of the currency does decline, the portfolio will have the right to sell the currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its securities that otherwise would have resulted. Conversely, if a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby potentially increasing the cost of the securities, the portfolio may purchase call options on the particular currency. The purchase of these options could offset, at least partially, the effects of the adverse movements in exchange rates. The benefit to the portfolio derived from purchases of foreign currency options, like the benefit derived from other types of options, will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent anticipated, the portfolio could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in the rates.

   Futures Contracts. The purpose of the acquisition or sale of a futures contract by a portfolio is to mitigate the effects of fluctuations in interest rates or currency or market values, depending on the type of contract, on securities or their values without actually buying or selling the securities. Of course, because the value of portfolio securities will far exceed the value of the futures contracts sold by a portfolio, an increase in the value of the futures contracts could only mitigate--but not totally offset--the decline in the value of the portfolio.

   The portfolios may enter into futures contracts or related options on futures contracts that are traded on a domestic or foreign exchange or in the over-the-counter market. Generally, these investments may be made solely for the purpose of hedging against changes in the value of its portfolio securities due to anticipated changes in interest rates, currency values and/or market conditions when the transactions are economically appropriate to the reduction of risks inherent in the management of the portfolio and not for purposes of speculation. The ability of the portfolios to trade in futures contracts may be limited by the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to a regulated investment company.

   No consideration is paid or received by a portfolio upon entering into a futures contract. Initially, a portfolio will be required to deposit with its custodian an amount of cash or cash equivalents equal to approximately 1% to 10% of the contract amount (this amount is subject to change by the board of trade on which the contract is traded and members of such board of trade may charge a higher amount). This amount, known as initial margin, is in the nature of a performance bond or good faith deposit on the contract and is returned to a portfolio upon termination of the futures contract, assuming that all contractual obligations have been satisfied. Subsequent payments, known as variation margin, to and from the broker, will be made daily as the price of the securities, currency or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to expiration of a futures contract, a portfolio may elect to close the position by taking an opposite position, which will operate to terminate the portfolio's existing position in the contract.

   Several risks are associated with the use of futures contracts as a hedging device. Successful use of futures contracts by a portfolio is subject to the ability of the manager to predict correctly movements in interest rates, stock or bond indices or foreign currency values. These predictions involve skills and techniques that may be different from those involved in the management of the portfolio being hedged. In addition, there can be no assurance that there will be a correlation between movements in the price of the underlying securities, currency or index and movements in the price of the securities which are the subject of the hedge. A decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends in interest rates or currency values.

   There is no assurance that an active market will exist for futures contracts at any particular time. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, and in the event of adverse price movements, a portfolio would be required to make daily cash payments of variation margin, and an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract. As described above, however, there is no guarantee that the price of the securities being hedged will, in fact, correlate with the price movements in a futures contract and thus provide an offset to losses on the futures contract.

   If a portfolio has hedged against the possibility of a change in interest rates or currency or market values adversely affecting the value of securities held in its portfolio and rates or currency or market values move in a direction opposite to that which the portfolio has anticipated, the portfolio will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the portfolio had insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. These sales of securities may, but will not necessarily, be at increased prices which reflect the change in interest rates or currency values, as the case may be.

   Options on Futures Contracts. An option on an interest rate futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying interest rate futures contract at a specified exercise price at any time prior to the expiration date of the option. An option on a foreign currency futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, but not the obligation, to assume a long or short position in the relevant underlying foreign currency futures contract at a predetermined exercise price at a time in the future. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the point of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset value of a portfolio investing in the options.

   Several risks are associated with options on futures contracts. The ability to establish and close out positions on such options will be subject to the existence of a liquid market. In addition, the purchase of put or call options on interest rate and foreign currency futures will be based upon predictions by the manager as to anticipated trends in interest rates and currency values, as the case may be, which could prove to be incorrect. Even if the expectations of the manager are correct, there may be an imperfect correlation between the change in the value of the options and of the portfolio securities in the currencies being hedged.

   Foreign Commodity Exchanges. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the Commodity Futures Trading Commission and may be subject to greater risks than trading on domestic exchanges. For example, some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. In addition, unless a portfolio's trading on a foreign commodity exchange hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that the portfolio might realize in trading could be eliminated by adverse changes in the exchange rate, or the portfolio could incur losses as a result of those changes.

   Swap Agreements. Among the hedging transactions into which the portfolios may enter are interest rate swaps and the purchase or sale of interest rate caps and floors. Interest rate swaps involve the exchange by a portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of an interest rate cap entitles the purchaser, to the

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

extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payment of interest, on a notional principal amount from the party selling such interest rate floor.

   The portfolios may enter into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending on whether a portfolio is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted, with the portfolio receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these hedging transactions are entered into for good faith hedging purposes, the manager and the portfolio believe such obligations do not constitute senior securities and, accordingly will not treat them as being subject to its borrowing restrictions. The net amount of the excess, if any, of a portfolio's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or liquid securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account with State Street Bank & Trust Company. If there is a default by the other party to such a transaction, a portfolio will have contractual remedies pursuant to the agreement related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking portfolios acting both as principals and as agents. As a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps.

                            ADDITIONAL RISK FACTORS

   Securities of Unseasoned Issuers. Certain portfolio securities in which the portfolios may invest may have limited marketability and, therefore, may be subject to wide fluctuations in market value. In addition, certain securities may lack a significant operating history and be dependent on products or services without an established market share.

   Sovereign Debt Obligations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repaying principal and interest may depend on political as well as economic factors. Although some sovereign debt, such as Brady bonds, is collateralized by U.S. government securities, repayment of principal and interest is not guaranteed by the U.S. government.

   Brady Bonds. A significant amount of the Brady bonds that the portfolios may purchase have no or limited collateralization, and a portfolio will be relying for payment of interest and (except in the case of principal collateralized Brady bonds) principal primarily on the willingness and ability of the foreign government to make payment in accordance with the terms of the Brady bonds. In the event of a default on collateralized Brady bonds for which obligations are accelerated, the collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. In light of the residual risk of the Brady bonds and, among other factors, the history of default with respect to commercial bank loans by public and private entities of countries issuing Brady bonds, investments in Brady bonds are to be viewed as speculative.

   Sovereign obligors in developing and emerging market countries are among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady bonds, and obtaining new credit to finance interest payments. Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the Brady bonds and other foreign sovereign debt securities in which the portfolios may invest will not be subject to similar restructuring arrangements or to requests for new credit which may adversely affect a portfolio's holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

   Restrictions on Foreign Investment. Some countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities. For example, certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals or limit the repatriation of portfolios for a period of time.

   Smaller capital markets, while often growing in trading volume, have substantially less volume than U.S. markets, and securities in many smaller capital markets are less liquid and their prices may be more volatile than securities of comparable U.S. companies. Brokerage commissions, custodial services, and other costs relating to investment in smaller capital markets are generally more expensive than in the U.S. Such markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Further, satisfactory custodial services for investment securities may not be available in some countries having smaller capital markets, which may result in a portfolio incurring additional costs and delays in transporting and custodying such securities outside such countries. Delays in settlement could result in temporary periods when assets of a portfolio are uninvested and no return is earned thereon. The inability of a portfolio to make intended security purchases due to settlement problems could cause such portfolio to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems could result either in losses to the portfolio because of subsequent declines in value of the portfolio security or, if the portfolio has entered into a contract to sell the security, could result in possible liability to the purchaser. There is generally less government supervision and regulation of exchanges, brokers and issuers in countries having smaller capital markets than there is in the U.S.

   Economic and Monetary Union (EMU). EMU began on January 1, 1999 when 11 European countries adopted a single currency--the Euro. EMU may create new economic opportunities for investors, such as lower interest rates, easier cross-border mergers, acquisitions and similar restructurings, more efficient distribution and product packaging and greater competition. Budgetary decisions remain in the hands of each participating country, but are subject to each country's commitment to avoid "excessive deficits" and other more specific budgetary criteria. A European Central Bank is responsible for setting the official interest rate within the Euro zone. EMU and the introduction of the Euro, however, present unique risks and uncertainties for investors in EMU-participating countries, including: (i) instability within EMU may increase the volatility of European markets and may adversely affect the prices of securities of European issuers in the portfolios' portfolios and (ii) there is no assurance that interest rate, tax and labor regimes of EMU-participating countries will converge over time. These and other factors may cause market disruption and could adversely affect European securities and currencies held by the portfolios.

   Mortgage-Related Securities. To the extent a portfolio purchases mortgage-related securities at a premium, mortgage foreclosures and prepayments of principal by mortgagors (which may be made at any time without penalty) may result in some loss of the portfolio's principal investment to the extent of the premium paid. The portfolio's yield may be affected by reinvestment of prepayments at higher or lower rates than the original investment. In addition, like other debt securities, the values of mortgage-related securities, including government and government-related mortgage pools, generally will fluctuate in response to market interest rates.

   Non-Publicly Traded and Illiquid Securities. The sale of securities that are not publicly traded is typically restricted under the federal securities laws. As a result, a portfolio may be forced to sell these securities at less than fair market value or may not be able to sell them when the manager believes it desirable to do so. Investments by a portfolio in illiquid securities are subject to the risk that should the portfolio desire to sell any of these securities when a ready buyer is not available at a price that the manager deems representative of its value, the value of the portfolio's net assets could be adversely affected.

   Short Sales. Possible losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases can equal only the total amount invested.

   Repurchase Agreements. Repurchase agreements, as utilized by a portfolio, could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the ability of a portfolio to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which a portfolio seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the agreement.

   Reverse Repurchase Agreements. The portfolios may engage in reverse repurchase agreement transactions with banks, brokers and other financial institutions. Reverse repurchase agreements involve the risk that the market value of the securities sold by the portfolio may decline below the repurchase price of the securities.

   Lending of Portfolio Securities. The risks in lending portfolio securities, like those associated with other extensions of secured credit, consist of possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will be made to firms deemed by the manager to be of good standing and will not be made unless, in the judgment of the manager, the consideration to be earned from such loans would justify the risk.

   When-Issued Securities and Delayed-Delivery Transactions. The purchase of securities on a when-issued or delayed-delivery basis involves the risk that, as a result of an increase in yields available in the marketplace, the value of the securities purchased will decline prior to the settlement date. The sale of securities for delayed delivery involves the risk that the prices available in the market on the delivery date may be greater than those obtained in the sale transaction.

   Leverage. The portfolios may borrow from banks, on a secured or unsecured basis, in order to leverage their portfolios, although the portfolios have no present intention to borrow money for leveraging in excess of 5% of a portfolio's assets. A portfolio will give notice at least 60 days before implementing any program to leverage its assets in excess of 5% of its assets. Leverage creates an opportunity for increased returns to shareholders of a portfolio but, at the same time, creates special risk considerations. For example, leverage may exaggerate changes in the net asset value of a portfolio's shares and in a portfolio's yield. Although the principal or stated value of such borrowings will be fixed, the portfolio's assets may change in value during the time the borrowing is outstanding. Leverage will create interest or dividend expenses for the portfolio that can exceed the income from the assets retained. To the extent the income or other gain derived from securities purchased with borrowed portfolios exceeds the interest or dividends the portfolio will have to pay in respect thereof, the portfolio's net income or other gain will be greater than if leverage had not been used.

   Conversely, if the income or other gain from the incremental assets is not sufficient to cover the cost of leverage, the net income or other gain of the portfolio will be less than if leverage had not been used. If the amount of income for the incremental securities is insufficient to cover the cost of borrowing, securities might have to be liquidated to obtain required portfolios. Depending on market or other conditions, such liquidations could be disadvantageous to the portfolio.

   Indexed Securities. The portfolios may invest in indexed securities, including inverse floaters, whose value is linked to currencies, interest rates, commodities, indices, or other financial indicators. Indexed securities may be positively or negatively indexed (i.e., their value may increase or decrease if the underlying instrument appreciates), and may have return characteristics similar to direct investments in the underlying instrument or to one or more options on the underlying instrument. Indexed securities may be more volatile than the underlying instrument itself.

   Forward Roll Transactions. Forward roll transactions involve the risk that the market value of the securities sold by a portfolio may decline below the repurchase price of the securities. Forward roll transactions are considered borrowings by a portfolio. Although investing the proceeds of these borrowings in repurchase agreements or money market instruments may provide a portfolio with the opportunity for higher income, this leveraging practice will increase a portfolio's exposure to capital risk and higher current expenses. Any income earned from the securities purchased with the proceeds of these borrowings that exceeds the cost of the borrowings would cause a portfolio's net asset value per share to increase faster than would otherwise be the case; any decline in the value of the securities purchased would cause a portfolio's net asset value per share to decrease faster than would otherwise be the case.

   Swap Agreements. As one way of managing their exposure to different types of investments, the portfolios may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars, and floors. Swap agreements can be highly volatile and may have a considerable impact on a portfolio's performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. A portfolio may also suffer losses if it is unable to terminate outstanding swap agreements or reduce its exposure through offsetting transactions.

   Floating and Variable Rate Income Securities. Floating and variable rate income securities include securities whose rates vary inversely with changes in market rates of interest. Such securities may also pay a rate

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of interest determined by applying a multiple to the variable rate. The extent of increases and decreases in the value of securities whose rates vary inversely with changes in market rates of interest generally will be larger than comparable changes in the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity.

   Zero Coupon, Discount and Payment-in-Kind Securities. Zero coupon securities generally pay no cash interest (or dividends in the case of preferred stock) to their holders prior to maturity. Payment-in-kind securities allow the lender, at its option, to make current interest payments on such securities either in cash or in additional securities. Accordingly, such securities usually are issued and traded at a deep discount from their face or par value and generally are subject to greater fluctuations of market value in response to changing interest rates than securities of comparable maturities and credit quality that pay cash interest (or dividends in the case of preferred stock) on a current basis.

   Premium Securities. Premium securities are income securities bearing coupon rates higher than prevailing market rates. Premium securities are typically purchased at prices greater than the principal amounts payable on maturity. If securities purchased by a portfolio at a premium are called or sold prior to maturity, the portfolio will recognize a capital loss to the extent the call or sale price is less than the purchase price. Additionally, the portfolio will recognize a capital loss if it holds such securities to maturity.

   Yankee Bonds. Yankee bonds are U.S. dollar-denominated bonds sold in the U.S. by non-U.S. issuers. As compared with bonds issued in the U.S., such bond issues normally carry a higher interest rate but are less actively traded.

   Master/Feeder Fund Structure. The Board of Trustees has the discretion to retain the current distribution arrangement for the portfolios while investing in a master fund in a master/feeder fund structure. A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. Based on the premise that certain of the expenses of operating an investment portfolio are relatively fixed, a larger investment portfolio may eventually achieve a lower ratio of operating expenses to average net assets. An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and realization of a taxable gain or loss, or by contributing its assets to the master fund and avoiding transaction costs and, if proper procedures are followed, the realization of taxable gain or loss.

                            INVESTMENT RESTRICTIONS

   The MDA Trust has adopted the following fundamental investment restrictions for the protection of shareholders. Under the 1940 Act, a fundamental policy of a portfolio may not be changed without the vote of a majority, as defined in the 1940 Act, of the outstanding voting securities of the portfolio. Such majority is defined as the lesser of (a) 67% or more of the shares present at the meeting, if the holders of more than 50% of the outstanding shares of the portfolio are present or represented by proxy, or (b) more than 50% of the outstanding shares. The percentage limitations contained in the restrictions listed below (other than with respect to (1) below) apply at the time of purchases of securities.

   The investment policies adopted by the MDA Trust prohibit a portfolio from:

      1. Borrowing money in excess of that permitted by the 1940 Act. Specifically, (a) the portfolio may borrow from banks to leverage its assets or to meet redemption requests which might otherwise require the untimely disposition of securities, and (b) the portfolio may, to the extent consistent with its investment

                                      24

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   policies, enter into reverse repurchase agreements, forward roll transactions similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the portfolio will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) is derived from such transactions.

      2. Making loans. This restriction does not apply to: (a) the purchase of debt obligations in which the portfolio may invest consistent with its investment objectives and policies; (b) repurchase agreements; and (c) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.

      3. Engaging in the business of underwriting securities issued by other persons, except to the extent that the portfolio may technically be deemed to be an underwriter under the Securities Act of 1933, as amended, in disposing of portfolio securities.

      4. Purchasing or selling real estate, real estate mortgages, commodities or commodity contracts, but this restriction shall not prevent the portfolio from (a) investing in securities of issuers engaged in the real estate business or business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held; (c) trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the portfolio's investment objective and policies); or (d) investing in real estate investment trust securities.

      5. Issuing "senior securities" as defined in the 1940 Act and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder.

      6. Purchase any securities which would cause 25% or more of the value of the portfolio's total assets at the time of purchase to be invested in the securities of issuers conducting their principal business activities in the same industry; provided that there shall be no limit on the purchase of U.S. government securities.

   The portfolios have also adopted certain non-fundamental investment restrictions that may be changed by the portfolios' Board of Trustees at any time. Accordingly the portfolios are prohibited from:

      1. Purchasing securities on margin.

      2. Pledging, hypothecating, mortgaging or otherwise encumbering more than 33 1/3% of the value of a portfolio's total assets.

      3. Investing in oil, gas or other mineral exploration or development programs.

      4. Purchasing any security if as a result the portfolio would then have more than 5% of its total assets invested in securities of companies (including predecessors) that have been in continuous operation for fewer than three years.

      5. Making investments for the purpose of exercising control or management.

      6. Purchasing or retaining securities of any company if, to the knowledge of the MDA Trust, any officer or trustee of the MDA Trust or SBFM individually owns more than 1/2 of 1% of the outstanding securities of such company and together they own beneficially more than 5% of such securities.

                              PORTFOLIO TURNOVER

   Each portfolio's turnover rate is not expected to exceed [50%] annually. Under certain market conditions, a portfolio may experience high portfolio turnover as a result of its investment strategies. A portfolio may purchase or sell securities to: (a) accommodate purchases and sales of its shares, (b) change the percentages of its assets

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invested in each of the underlying segments in response to market conditions, and (c) maintain or modify the allocation of its assets among different segments within the percentage limits described in the Prospectus.

                              PURCHASE OF SHARES

   The MDA Trust offers it shares of beneficial interest on a continuous basis. Shares of the portfolios can only be acquired by buying a contract from an insurance company designated by the MDA Trust and directing the allocation of part or all of the net purchase payment to one or more subaccounts (the "Subaccounts"), each of which invests in a portfolio as permitted under the contract prospectus. Investors should read this SAI and the prospectus for the portfolios dated September 23, 2002 along with the contract prospectus.

Sales Charges and Surrender Charges

   The MDA Trust's portfolios do not assess any sales charge, either when they sell or when they redeem shares of a portfolio. Surrender charges may be assessed under the contract, as described in the contract prospectus. Mortality and expense risk fees and other charges are also described in that prospectus.

                             REDEMPTION OF SHARES

   The MDA Trust will redeem the shares of the portfolios presented by the subaccounts, its sole shareholders, for redemption. The subaccounts' policy on when or whether to buy or redeem portfolio shares is described in the contract prospectus.

   Payment upon redemption of shares of a portfolio is normally made within three days of receipt of such request. The right of redemption of shares of a portfolio may be suspended or the date of payment postponed (a) for any periods during which the New York Stock Exchange, Inc. ("NYSE") is closed (other than for customary weekend and holiday closings), (b) when trading in the markets the portfolio customarily utilizes is restricted, or an emergency, as defined by the rules and regulations of the SEC, exists, making disposal of the portfolio's investments or determination of its net asset value not reasonably practicable, or (c) for such other periods as the SEC by order may permit for the protection of the portfolio's shareholders.

   Should the redemption of shares of a portfolio be suspended or postponed, the MDA Trust's Board of Trustees may make a deduction from the value of the assets of the portfolio to cover the cost of future liquidations of assets so as to distribute fairly these costs among all owners of the contract.

                                     TAXES

   General. The following is a summary of certain federal income tax considerations that may affect the MDA Trust and its shareholders. The discussion relates only to federal income tax law as applicable to U.S. citizens. Distributions by a portfolio also may be subject to state, local and foreign taxes, and their treatment under state, local and foreign income tax laws may differ from the federal income tax treatment. The summary is not intended as a substitute for individual tax advice, and investors are urged to consult their tax advisors as to the tax consequences of an investment in any portfolio of the MDA Trust.

Tax Status of the Portfolios

   Each portfolio will be treated as a separate taxable entity for federal income tax purposes. Each portfolio intends to continue to qualify separately each year as a "regulated investment company" under the Code. A

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qualified portfolio will not be liable for federal income taxes to the extent its taxable net investment income and net realized capital gains are distributed to its shareholders, provided such portfolio distributes at least 90% of the sum of its net investment income and any excess of its net short-term capital gain over its net long-term capital loss.

   Each portfolio intends to accrue dividend income for federal income tax purposes in accordance with the rules applicable to regulated investment companies. In some cases, these rules may have the effect of accelerating (in comparison to other recipients of the dividend) the time at which the dividend is taken into account by a portfolio as taxable income.

   Each portfolio intends at least annually to declare and make distributions of substantially all of its taxable income and net taxable capital gains to its shareowners (i.e., the Separate Accounts). Such distributions are automatically reinvested in additional shares of the portfolio at net asset value and are includable in gross income of the separate accounts holding such shares. See the accompanying contract prospectus for information regarding the federal income tax treatment of distributions to the separate accounts and to holders of the contracts.

   The MDA Trust has undertaken to meet the diversification requirements of
Section 817(h) of the Code with respect to each portfolio. This undertaking may limit the ability of a particular portfolio to make certain otherwise permitted investments.

   If, in any taxable year, the trust fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by a portfolio in computing its taxable income. If a portfolio fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. In addition, if a portfolio failed to qualify as a regulated investment company for a period greater than one taxable year, it may be required to recognize any net built-in gains (the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if it had been liquidated) with respect to certain of its assets in order to qualify as a regulated investment company in a subsequent year.

   Segregated asset account. The MDA Trust has been informed that certain of the life insurance companies offering contracts intend to qualify each of the subaccounts as a "segregated asset account" within the meaning of the Code. For a subaccount to qualify as a segregated asset account, must meet the diversification requirements of Section 817(h) of the Code and the regulations promulgated thereunder. To meet those requirements, a portfolio generally may not invest more than certain specified percentages of its assets in the securities of any one, two, three or four issuers. For these purposes, all obligations of the United States Treasury and each governmental instrumentality are treated as securities of separate issuers. If a portfolio in which such a subaccount invests qualifies as regulated investment company, satisfaction of the diversification requirement of Section 871(h) of the Code is determined with reference to the investments held by such portfolio (i.e. shares in the related underlying funds). However, if a portfolio failed to qualify as a regulated investment company, the portfolio shares held by a subaccount would be viewed as a single investment for purposes of the diversification requirement and the diversification requirement would not be met.

   Income on assets of a subaccount qualified as a segregated asset account whose underlying investments are adequately diversified will not be taxable to contract owners. However, in the event a subaccount is not so qualified, the contracts invested in that subaccount would not be treated as an annuity, endowment or life insurance contracts under the Code and the owners of such contracts would be taxed on any income on the contract for the taxable year in which the failure to satisfy the diversification requirement occurred and thereafter.

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                                  PERFORMANCE

   From time to time, the MDA Trust may quote a portfolio's yield or total return in advertisements or in reports and other communications to shareholders. The MDA Trust may include comparative performance information in advertising or marketing the portfolio's shares. These figures are based on historical earnings and are not intended to indicate future performance. Such performance information may be included in the following industry and financial publications: Barron's, Business Week, CDA Investment Technologies, Inc., Changing Times, Forbes, Fortune, Institutional Investor, Investors Business Daily, Money, Morningstar Mutual Portfolio Values, The New York Times, USA Today and The Wall Street Journal.

Yield

   A portfolio's 30-day yield figure described below is calculated according to a formula prescribed by the SEC. The formula can be expressed as follows:

                           YIELD = 2[(a-b + 1)/6/-1]
                                      ---
                                      cd

where

   a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursement) c = the average daily number of shares outstanding during the period that were entitled to receive dividends
   d = the maximum offering price per share on the last day of the period

   For the purpose of determining the interest earned (variable "a" in the formula) on debt obligations purchased by the portfolio at a discount or premium, the formula generally calls for amortization of the discount or premium; the amortization schedule will be adjusted monthly to reflect changes in the market values of the debt obligations.

   Investors should recognize that in periods of declining interest rates a portfolio's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the portfolio's yield will tend to be somewhat lower. In addition, when interest rates are falling, the inflow of net new money to the portfolio from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of the portfolio's investments, thereby reducing the current yield of the portfolio. In periods of rising interest rates, the opposite can be expected to occur.

Average Annual Total Return

   "Average annual total return" figures, as described below, are computed according to a formula prescribed by the SEC. The formula can be expressed as follows: P(1 + T)/n/ = ERV, where:

   P =   a hypothetical initial payment of $1,000
   T =   average annual total return
   n =   number of years
   ERV = Ending Redeemable Value of a hypothetical $1,000 investment made at the beginning of a l-, 5- or 10-year period at the end of the l-, 5- or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions. A Class' total return figures calculated in accordance with the above formula assume that the maximum applicable initial sales charge or maximum applicable deferred sales charge, as the case may be, has been deducted from the hypothetical $1,000 initial investment at the time of purchase or redemption, as applicable.

                              VALUATION OF SHARES

   The net asset value of each portfolio's Classes of shares will be determined on any day that the NYSE is open. The NYSE is closed on the following holidays:
New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Because of the differences in distribution fees and Class-specific expenses, the per share net asset value of each Class may differ. The following is a description of the procedures used by each portfolio in valuing its assets.

   Short-term investments that have a maturity of more than 60 days are valued at prices based on market quotations for securities of similar type, yield and maturity. Short-term investments that have a maturity of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the MDA Trust's Board of Trustees. Amortized cost involves valuing an instrument at its original cost to the portfolio and thereafter assuming a constant amortization to maturity of any discount or premium regardless of the effect of fluctuating interest rates on the market value of the instrument.

                   INVESTMENT MANAGEMENT AND OTHER SERVICES

Investment Manager

   SBFM acts as investment manager to the portfolios pursuant to a separate Investment Advisory and Administration Agreement for each portfolio (each an "Agreement" and collectively, the "Agreements"). SBFM is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc. ("Holdings") and Holdings is a wholly owned subsidiary of Citigroup.

   Pursuant to each portfolio's Agreement, SBFM will provide supervision of that portfolio's investments and determine from time to time the investments or securities that will be purchased, retained or sold by the portfolio. SBFM will determine the percentage of a portfolio's assets invested from time to time in
(i) each underlying segment pursuant to the investment objective and policies of the portfolio as set forth in the prospectus forming part of the Registration Statement and (ii) repurchase agreements.

   SBFM maintains books and records with respect to the portfolio's investment transactions and such other books and records required to be maintained by SBFM pursuant to the 1940 Act and SBFM will render to the Board such periodic and special reports as the Board may reasonably request. SBFM agrees that all books and records that it maintains for the portfolios are the property of the trust and it will surrender promptly to the trust on behalf of a portfolio any of such books and records upon the trust's request.

   SBFM will (i) maintain office facilities for the trust, (ii) furnish the portfolios with statistical and research data, clerical help and accounting, data processing, bookkeeping, internal auditing and legal services and certain other services required by the trust and the portfolios, (iii) prepare reports to each portfolio's shareholders and (iv) prepare tax returns, reports to and filings with the SEC and state Blue Sky authorities. SBFM will bear all of the expenses of its employees and overhead in connection with its duties under each Agreement.

   For the services provided and the expenses assumed pursuant to the Agreements, each portfolio will pay to SBFM out of its assets a monthly fee in
arrears equal to   % per annum of its average daily net assets during the
month. All other expenses not specifically assumed by SBFM under the Agreements on behalf of a portfolio are borne by the trust. Expenses payable by the trust include, but are not limited to, all charges of custodians (including sums as custodian and sums for keeping books and for rendering other services to the trust) and shareholder servicing agents, expenses of preparing, printing and distributing all prospectuses, proxy material, reports and notices to shareholders, all expenses of shareholders' and trustees' meetings, filing fees and expenses relating to the registration and qualification of the trust's shares and the trust under Federal or state securities laws and maintaining such registrations and qualifications (including the printing of the trust's registration statements), fees of auditors and legal counsel, costs of performing portfolio valuations, out-of-pocket expenses of trustees and fees of trustees who are not "interested persons" as defined in the 1940 Act, interest, taxes and governmental fees, fees and commissions of every kind, expenses of issue, repurchase or redemption of shares, insurance expense, association membership dues, all other costs incidental to the trust's existence and extraordinary expenses such as litigation and indemnification expenses. Direct expenses are charged to each portfolio and general corporate expenses are allocated on the basis of relative net assets.

   Each Agreement has an initial term of two years and continues in effect, from year to year thereafter if such continuance is specifically approved at least annually by the trust's Board of Trustees or by a majority of the outstanding voting securities of a portfolio, and in either event, by a majority of the Independent Trustees of the trust's Board with such Independent Trustees casting votes in person at a meeting called for such purpose, or by a vote of a majority of the outstanding shares. In approving each Agreement, the Board, including the Independent Trustees, considered the reasonableness of the advisory fee in light of the extent and quality of the advisory services to be provided and any additional benefits to be received by the manager or its affiliates in connection with providing services to the trust, compared the fees charged by the manager to those paid by similar portfolios or clients for comparable services, and analyzed the expenses incurred by the manager with respect to the trust. Specifically, the Board noted benefits potentially accruing to the manager and its affiliates from securities lending, administrative and brokerage relationships with affiliates of the manager, as well as the manager's research arrangements with broker-dealers who execute transactions on behalf of a portfolio. After requesting and reviewing such information as they deemed necessary, the Board concluded that each Agreement was in the best interests of the portfolios and their shareholders. No single factor reviewed by the Board was identified by the Board as the principal factor in determining to approve each Agreement with the manager. The Independent Trustees were advised by separate independent legal counsel throughout the process. The trust, on behalf of a portfolio, or SBFM may terminate an Agreement on sixty days' written notice without penalty. An Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

   SBFM also acts as investment manager to numerous other open-end investment companies. SSB also advises profit-sharing and pension accounts. SSB and its affiliates may in the future act as investment managers for other accounts.

Code of Ethics

   Pursuant to Rule 17j-1 of the 1940 Act, the trust, the manager and principal underwriter have adopted codes of ethics that permit personnel to invest in securities for their own accounts, including securities that may be purchased or held by the trust. All personnel must place the interests of clients first and avoid activities, interests and relationships that might interfere with the duty to make decisions in the best interests of the clients. All personal securities transactions by employees must adhere to the requirements of the codes and must be conducted in such a manner as to avoid any actual or potential conflict of interest, the appearance of such a conflict, or the abuse of an employee's position of trust and responsibility.

   A copy of the portfolio's Code of Ethics is on file with the Securities and Exchange Commission.

                  ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS

   Portfolio History. The MDA Trust is an open-end management investment company. The MDA Trust was organized in 2002 under the laws of The Commonwealth of Massachusetts and is a business entity commonly known as a "Massachusetts business trust." The MDA Trust is "diversified" within the meaning of the 1940 Act.

   Massachusetts law provides that shareholders could, under certain circumstances, be held personally liable for the obligations of the trust. However, the trust's Master Trust Agreement disclaims shareholder liability for acts or obligations of the trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the trust or a Trustee. The Trust Instrument provides for indemnification from the trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the trust. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the trust would be unable to meet its obligations, a possibility that the manager believes is remote and immaterial. Upon payment of any liability incurred by the trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the trust. The Trustees intend to conduct the operations of the trust in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the trust.

   All shareholders of the trust in each series, upon liquidation, will participate ratably in the trust's net assets. Shares do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees of the trust. Shares are transferable but have no preemptive, conversion or subscription rights.

   Custodian. Portfolio securities and cash owned by the MDA Trust are held in the custody of State Street Bank & Trust Company, located at 225 Franklin Street, Boston, MA 02110.

   Counsel. Willkie Farr & Gallagher serves as counsel to the MDA Trust. The Trustees who are not "interested persons" of the trust have selected Stroock & Stroock & Lavan LLP to serve as their legal counsel.

   Auditors. KPMG LLP, 757 Third Avenue, New York, New York 10017, has been selected as independent auditors for the MDA Trust.

   Transfer Agent. Citicorp Trust Bank, fsb, located at 125 Broad Street, New York, New York 10004, serves as the trust's transfer and dividend-paying agent. Under the transfer agency agreement, the Transfer Agent maintains the shareholder account records for the trust, handles certain communications between shareholders and the trust, distributes dividends and distributions payable by the trust and produces statements with respect to account activity for the trust and its shareholders. For these services, the Transfer Agent receives fees from the trust computed on the basis of the number of shareholder accounts that the Transfer Agent maintains for the trust during the month and is reimbursed for out-of-pocket expenses.

   Sub-Transfer Agent. PFPC Global Portfolio Services, located at P.O. Box 9699, Providence, RI 02940-9699, serves as the trust's sub-transfer agent. Under the transfer agency agreement, the sub-transfer agent maintains the shareholder account records for the trust, handles certain communications between shareholders and the trust and distributes dividends and distributions payable by the trust. For these services, the sub-transfer agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the trust during the month, and is reimbursed for out-of-pocket expenses.

   Minimum Account Size. The MDA Trust reserves the right to involuntarily liquidate any shareholder's account in a portfolio if the aggregate net asset value of the shares held in that portfolio account is less than $500. (If a shareholder has more than one account in a portfolio, each account must satisfy the minimum account size.) The MDA Trust, however, will not redeem shares based solely on market reductions in net asset value. Before the MDA Trust exercises such right, shareholders will receive written notice and will be permitted 60 days to bring accounts up to the minimum to avoid involuntary liquidation.

   Voting. The MDA Trust offers shares of the portfolios only for purchase by insurance company separate accounts. Thus, the insurance company is technically the shareholder of these portfolios, and under the 1940 Act, is deemed to be in control of these portfolios. Nevertheless, with respect to any MDA Trust shareholder meeting, an insurance company will solicit and accept timely voting instructions from its contract owners who own units in a separate account investment division which corresponds to shares in the portfolios in accordance with the procedures set forth in the accompanying prospectus of the applicable contract issued by the insurance company and to the extent required by law. Shares of the MDA Trust attributable to contract owner interests for which no voting instructions are received will be voted by an insurance company in proportion to the shares for which voting instructions are received.

   Each share of a portfolio represents an equal proportionate interest in that portfolio with each other share of the same portfolio and is entitled to such dividends and distributions out of the net income of that portfolio as are declared in the discretion of the Trustees. Shareowners are entitled to one vote for each share held and will vote by individual portfolio except to the extent required by the 1940 Act. The MDA Trust is not required to hold annual shareowner meetings, although special meetings may be called for MDA Trust as a whole, or a specific portfolio, for purposes such as electing or removing Trustees, changing fundamental policies or approving a management contract.

                             FINANCIAL STATEMENTS

   The trust's financial statements follow the Report of Independent Auditors.

                     APPENDIX--RATINGS OF DEBT OBLIGATIONS

                            BOND (AND NOTE) RATINGS

Moody's Investors Services, Inc.

   Aaa--Bonds that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

   Aa--Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long term risks appear somewhat larger than in "Aaa" securities.

   A--Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

   Baa--Bonds that are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

   Ba--Bonds that are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

   B--Bonds that are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

   Caa--Bonds that are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

   Ca--Bonds that are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

   C--Bonds that are rated "C" are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

   Con (..)--Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

   Note: The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Standard & Poor's Ratings Group

   AAA--Debt rated "AAA" has the highest rating assigned by Standard & Poor's Ratings Group ("S&P"). Capacity to pay interest and repay principal is extremely strong.

   AA--Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

   A--Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

   BBB--Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

   BB, B, CCC, CC, C--Debt rated "BB", "B", "CCC", "CC" and "C" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

   Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus to show relative standing within the major rating categories.

   Provisional Ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise judgment with respect to such likelihood and risk.

   L--The letter "L" indicates that the rating pertains to the principal amount of those bonds where the underlying deposit collateral is fully insured by the Federal Savings & Loan Insurance Corp. or the Federal Deposit Insurance Corp.

   + Continuance of the rating is contingent upon S&P's receipt of closing documentation confirming investments and cash flow.

   * Continuance of the rating is contingent upon S&P's receipt of an executed copy of the escrow agreement.

   NR--Indicates no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

                           COMMERCIAL PAPER RATINGS

Moody's Investors Service, Inc.

   Issuers rated "Prime-l" (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on portfolios employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

   Issuers rated "Prime-2" (or related supporting institutions) have strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard & Poor's Ratings Group

   A-1--This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issuers determined to possess overwhelming safety characteristics will be noted with a plus (+) sign designation.

   A-2--Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

                         INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Shareholders of
Smith Barney Multiple Discipline Trust:

   We have audited the accompanying statements of assets and liabilities (in Organization) of the Multiple Discipline Portfolio--All Cap Growth and Value, Multiple Discipline Portfolio--Large Cap Growth and Value, Multiple Discipline Portfolio--Global All Cap Growth and Value, Multiple Discipline Portfolio--Balanced All Cap Growth and Value of the Smith Barney Multiple Discipline Trust ("the Funds"), as of September 13, 2002, and the related statements of operations for the day ended September 13, 2002. These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits.

   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Funds (in Organization) as of September 13, 2002, and the results of its operations for the day then ended in conformity with accounting principles generally accepted in the United States of America.

                                          KPMG LLP

New York, New York
September 17, 2002

                    SMITH BARNEY MULTIPLE DISCIPLINE TRUST

           MULTIPLE DISCIPLINE PORTFOLIO--LARGE CAP GROWTH AND VALUE

             STATEMENT OF ASSETS AND LIABILITIES (IN ORGANIZATION)
                              September 13, 2002

                                          ASSETS
Cash....................................................................................... $ 99,924
Receivable from Advisor....................................................................   10,000
                                                                                            --------
   Total assets............................................................................  109,924
                                                                                            --------
                                        LIABILITIES
Accrued organizational expenses............................................................   10,000
                                                                                            --------
   Total liabilities.......................................................................   10,000
                                                                                            --------
Net assets (equivalent to $10.00 per Common Share, 9,992.440 Common Shares outstanding, par value $0.001 per share).................................................................. $ 99,924
                                                                                            ========



                See Accompanying Notes to Financial Statements

                    SMITH BARNEY MULTIPLE DISCIPLINE TRUST

           MULTIPLE DISCIPLINE PORTFOLIO--LARGE CAP GROWTH AND VALUE

                            STATEMENT OF OPERATIONS
                     For the day ended September 13, 2002

           INVESTMENT INCOME
           Investment Income............................... $     --
           EXPENSES
           Organization Costs..............................   10,000
                                                            --------
              Total expense................................   10,000
              Less: Fee waivers and expense reimbursements.  (10,000)
                                                            --------
              Net expenses.................................       --
                                                            --------
              Net investment income........................ $     --
                                                            ========

                See Accompanying Notes to Financial Statements

                    SMITH BARNEY MULTIPLE DISCIPLINE TRUST

            MULTIPLE DISCIPLINE PORTFOLIO--ALL CAP GROWTH AND VALUE

             STATEMENT OF ASSETS AND LIABILITIES (IN ORGANIZATION)
                              September 13, 2002

                                             ASSETS
Cash............................................................................................ $    10
Receivable from Advisor.........................................................................  10,000
                                                                                                 -------
   Total assets.................................................................................  10,010
                                                                                                 -------

                                          LIABILITIES
Accrued organizational expenses.................................................................  10,000
                                                                                                 -------
   Total liabilities............................................................................  10,000
                                                                                                 -------
Net assets (equivalent to $10.00 per Common Share, 1 Common Shares outstanding, par value $0.001
  per share).................................................................................... $    10
                                                                                                 =======



                See Accompanying Notes to Financial Statements

                    SMITH BARNEY MULTIPLE DISCIPLINE TRUST

            MULTIPLE DISCIPLINE PORTFOLIO--ALL CAP GROWTH AND VALUE

                            STATEMENT OF OPERATIONS
                     For the day ended September 13, 2002

           INVESTMENT INCOME
           Investment Income............................... $     --
           EXPENSES
           Organization Costs..............................   10,000
                                                            --------
              Total expense................................   10,000
              Less: Fee waivers and expense reimbursements.  (10,000)
                                                            --------
              Net expenses.................................       --
                                                            --------
              Net investment income........................ $     --
                                                            ========



                See Accompanying Notes to Financial Statements

                    SMITH BARNEY MULTIPLE DISCIPLINE TRUST

        MULTIPLE DISCIPLINE PORTFOLIO--GLOBAL ALL CAP GROWTH AND VALUE

             STATEMENT OF ASSETS AND LIABILITIES (IN ORGANIZATION)
                              September 13, 2002

                                             ASSETS
Cash............................................................................................ $    10
Receivable from Advisor.........................................................................  10,000
                                                                                                 -------
   Total assets.................................................................................  10,010
                                                                                                 -------
                                          LIABILITIES
Accrued organizational expenses.................................................................  10,000
                                                                                                 -------
   Total liabilities............................................................................  10,000
                                                                                                 -------
Net assets (equivalent to $10.00 per Common Share, 1 Common Shares outstanding, par value $0.001
  per share).................................................................................... $    10
                                                                                                 =======

                See Accompanying Notes to Financial Statements

                    SMITH BARNEY MULTIPLE DISCIPLINE TRUST

        MULTIPLE DISCIPLINE PORTFOLIO--GLOBAL ALL CAP GROWTH AND VALUE

                            STATEMENT OF OPERATIONS
                     For the day ended September 13, 2002

           INVESTMENT INCOME
           Investment Income............................... $     --
           EXPENSES
           Organization Costs..............................   10,000
                                                            --------
              Total expense................................   10,000
              Less: Fee waivers and expense reimbursements.  (10,000)
                                                            --------
              Net expenses.................................       --
                                                            --------
              Net investment income........................ $     --
                                                            ========

                See Accompanying Notes to Financial Statements

                    SMITH BARNEY MULTIPLE DISCIPLINE TRUST

       MULTIPLE DISCIPLINE PORTFOLIO--BALANCED ALL CAP GROWTH AND VALUE

             STATEMENT OF ASSETS AND LIABILITIES (IN ORGANIZATION)
                              September 13, 2002

                                             ASSETS
Cash............................................................................................ $    10
Receivable from Advisor.........................................................................  10,000
                                                                                                 -------
   Total assets.................................................................................  10,010
                                                                                                 -------
                                          LIABILITIES
Accrued organizational expenses.................................................................  10,000
                                                                                                 -------
   Total liabilities............................................................................  10,000
                                                                                                 -------
Net assets (equivalent to $10.00 per Common Share, 1 Common Shares outstanding, par value $0.001
  per share).................................................................................... $    10
                                                                                                 =======

                See Accompanying Notes to Financial Statements

                    SMITH BARNEY MULTIPLE DISCIPLINE TRUST

       MULTIPLE DISCIPLINE PORTFOLIO--BALANCED ALL CAP GROWTH AND VALUE

                            STATEMENT OF OPERATIONS
                     For the day ended September 13, 2002

           INVESTMENT INCOME
           Investment Income............................... $     --
           EXPENSES
           Organization Costs..............................   10,000
                                                            --------
              Total expense................................   10,000
              Less: Fee waivers and expense reimbursements.  (10,000)
                                                            --------
              Net expenses.................................       --
                                                            --------
              Net investment income........................ $     --
                                                            ========

                See Accompanying Notes to Financial Statements

                    SMITH BARNEY MULTIPLE DISCIPLINE TRUST

                         NOTES TO FINANCIAL STATEMENTS
                              September 13, 2002

Note 1--Organization

   The Smith Barney Multiple Discipline Account Trust (the "Trust") is a newly organized, open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust consists of 8 separate portfolios, each with its own investment objective and policies. The Trust was organized in 2002 under the laws of The Commonwealth of Massachusetts and is a business entity commonly known as a "Massachusetts business trust." The Trust has not yet commenced operations.

Note 2--Significant Accounting Policies

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   The following is a summary of significant accounting policies followed by the Trust in the preparation of their financial statements.

Valuation of Cash

   Cash is valued at cost, which approximates market value.

Organization Costs

   Organization costs are expensed as they are incurred. The manager has agreed to reimburse the Trust for these expenses.

Federal Income Taxes

   The Trust intends to qualify as a regulated investment company under federal income tax law. If the Trust so qualifies and distributes each year to its shareholders at least 90% of its "investment company taxable income", the Trust will not be required to pay federal income taxes on any income it distributes to shareholders but such distributions will generally be taxable to the shareholders of the Trust when received.

Note 3--Management Agreement and Transactions with Affiliates

   Smith Barney Fund Management LLC ("SBFM" or the "Manager") acts as investment manager to the portfolios pursuant to a separate Investment Advisory and Administration agreement for each portfolio. SBFM is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc ("Holdings") and Holdings is a wholly owned subsidiary of Citigroup. The Manager will receive an annual fee, payable monthly, in an amount equal to 0.75% of the sum of the Trust's average daily net assets. The Manager has agreed to waive a portion of management fees because it has voluntarily agreed to limit total annual portfolio operating expenses to 1.00% of average net assets.

   All officers and one Director are employees of Citigroup or its affiliates.